                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09223

                        Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
			Pioneer Strategic Income Fund
			Schedule of Investments 6/30/16 (unaudited)

	Principal Amount ($)	Floating Rate (b)						Value
			CONVERTIBLE CORPORATE BONDS - 1.7%
			Energy - 0.0%+
			Oil & Gas Exploration & Production - 0.0%+
	4,170,000		Cobalt International Energy, Inc., 2.625%, 12/1/19					$1,563,750
			Oil & Gas Storage & Transportation - 0.0%+
	1,700,000		Golar LNG, Ltd., 3.75%, 3/7/17					$1,621,460
			Total Energy					$3,185,210
			Materials - 0.1%
			Diversified Metals & Mining - 0.1%
	5,600,000		Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16					$5,508,160
			Total Materials					$5,508,160
			Capital Goods - 0.3%
			Construction & Engineering - 0.2%
	7,960,000		Dycom Industries, Inc., 0.75%, 9/15/21 (144A)					$9,064,450
			Electrical Components & Equipment - 0.1%
	13,776,000		General Cable Corp., 4.5%, 11/15/29 (Step)					$7,895,370
			Total Capital Goods					$16,959,820
			Consumer Durables & Apparel - 0.3%
			Homebuilding - 0.3%
	3,415,000		CalAtlantic Group, Inc., 0.25%, 6/1/19					$3,161,009
	6,735,000		CalAtlantic Group, Inc., 1.25%, 8/1/32					7,240,125
	6,515,000		KB Home, 1.375%, 2/1/19					6,221,825
								$16,622,959
			Total Consumer Durables & Apparel					$16,622,959
			Health Care Equipment & Services - 0.1%
			Health Care Equipment - 0.0%+
	3,855,000		Wright Medical Group, Inc., 2.0%, 2/15/20					$3,522,506
			Managed Health Care - 0.1%
	4,099,000		Molina Healthcare, Inc., 1.625%, 8/15/44					$4,449,977
			Total Health Care Equipment & Services					$7,972,483
			Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
			Biotechnology - 0.1%
	5,365,000		Cepheid, 1.25%, 2/1/21					$4,650,784
			Pharmaceuticals - 0.2%
	1,060,000		Impax Laboratories, Inc., 2.0%, 6/15/22 (144A)					$926,175
	8,500,000		Jazz Investments I, Ltd., 1.875%, 8/15/21					9,100,312
	885,000		The Medicines Co., 2.5%, 1/15/22					1,042,641
								$11,069,128
			Total Pharmaceuticals, Biotechnology & Life Sciences					$15,719,912
			Software & Services - 0.2%
			Internet Software & Services - 0.1%
	5,070,000		WebMD Health Corp., 2.5%, 1/31/18					$5,570,662
	3,410,000		WebMD Health Corp., 2.625%, 6/15/23 (144A)					3,326,881
								$8,897,543
			Data Processing & Outsourced Services - 0.0%+
	1,860,000		Cardtronics, Inc., 1.0%, 12/1/20					$1,864,650
			Application Software - 0.1%
	1,125,000		Nuance Communications, Inc., 1.0%, 12/15/35 (144A)					$988,594
	3,780,000		Synchronoss Technologies, Inc., 0.75%, 8/15/19					3,739,838
								$4,728,432
			Total Software & Services					$15,490,625
			Technology Hardware & Equipment - 0.3%
			Communications Equipment - 0.1%
	7,290,000		Finisar Corp., 0.5%, 12/15/33					$7,030,294
			Electronic Components - 0.2%
	13,410,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41					$10,468,181
			Total Technology Hardware & Equipment					$17,498,475
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductors - 0.1%
	2,051,820		LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK)					$246,218
	5,100,000		NXP Semiconductors NV, 1.0%, 12/1/19					5,543,062
								$5,789,280
			Total Semiconductors & Semiconductor Equipment					$5,789,280
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $111,414,075)					$104,746,924

			PREFERRED STOCKS - 0.5%
			Transportation - 0.0%+
			Air Freight & Logistics - 0.0%+
	2,313		CEVA Group Plc, 12/31/14 (d) *					$809,708
			Total Transportation					$809,708
			Banks - 0.1%
			Diversified Banks - 0.1%
	170,644	7.01	Citigroup Capital XIII, Floating Rate Note, 10/30/40					$4,448,689
			Total Banks					$4,448,689
			Diversified Financials - 0.1%
			Consumer Finance - 0.0%+
	135,835	6.41	GMAC Capital Trust I, Floating Rate Note, 2/15/40					$3,371,425
			Asset Management & Custody Banks - 0.1%
	163,100	5.35	State Street Corp., Floating Rate Note, 12/31/49 (Perpetual)					$4,377,604
			Total Diversified Financials					$7,749,029
			Real Estate - 0.1%
			Diversified REIT - 0.1%
	3,250		Firstar Realty LLC, 8.875%, 12/31/49 (Perpetual) (144A)					$4,036,094
			Total Real Estate					$4,036,094
			Telecommunication Services - 0.2%
			Integrated Telecommunication Services - 0.2%
	572,600		Qwest Corp., 7.375%, 6/1/51					$15,242,612
			Total Telecommunication Services					$15,242,612
			TOTAL PREFERRED STOCKS
			(Cost $32,030,900)					$32,286,132

			CONVERTIBLE PREFERRED STOCKS - 0.7%
			Banks - 0.7%
			Diversified Banks - 0.7%
	1,414		Bank of America Corp., 7.25%, 12/31/49 (Perpetual)					$1,689,730
	32,195		Wells Fargo & Co., 7.5% (Perpetual)					41,827,744
								$43,517,474
			Total Banks					$43,517,474
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $37,303,240)					$43,517,474
	Shares
			COMMON STOCKS - 0.1%
			Energy - 0.0%+
			Oil & Gas Exploration & Production - 0.0%+
	7,518,542		Ascent Corp.					$90,222
	8,729		Swift Energy Co.					209,671
								$299,893
			Total Energy					$299,893
			Capital Goods - 0.0%+
			Construction & Engineering - 0.0%+
	269,588		Newhall Land Development LLC *					$825,613
			Industrial Machinery - 0.0%+
	185,819		Liberty Tire Recycling LLC (c)					$1,858
			Total Capital Goods					$827,471
			Transportation - 0.0%+
			Air Freight & Logistics - 0.0%+
	1,069		CEVA Group Plc *					$374,045
			Total Transportation					$374,045
			Consumer Durables & Apparel - 0.0%+
			Homebuilding - 0.0%+
	1,018,282		Desarrolladora Homex SAB de CV *					$97,865
			Total Consumer Durables & Apparel					$97,865
			Consumer Services - 0.1%
			Education Services - 0.1%
	90,687		Cengage Learning Holdings II, Inc.					$2,176,488
			Total Consumer Services					$2,176,488
			Retailing - 0.0%+
			Computer & Electronics Retail - 0.0%+
	111,548		Targus Cayman SubCo., Ltd. (c)					$390,418
			Total Retailing					$390,418
			Insurance - 0.0%+
			Life & Health Insurance - 0.0%+
	217,467		TopCo. Ltd. (c)					$2,880
			Total Insurance					$2,880
			TOTAL COMMON STOCKS
			(Cost $9,138,839)					$4,169,060
	Principal Amount ($)
			ASSET BACKED SECURITIES - 4.5%
	4,322,366	0.77	Adjustable Rate Mortgage Trust 2005-9, Floating Rate Note, 11/25/35					$3,779,335
	1,800,000		American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)					1,789,543
	2,500,000		American Homes 4 Rent 2014-SFR2 Trust, 5.149%, 10/17/36 (144A)					2,672,139
	5,000,000		American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)					5,313,670
	6,100,000		American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)					6,483,911
	2,950,000		American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)					3,018,412
	10,363,000		Applebee's Funding LLC/ IHOP Funding LLC, 4.277%, 9/5/44 (144A)					10,547,199
	800,000		Ascentium Equipment Receivables 2014-1 LLC, 3.1%, 6/10/21 (144A)					800,246
	1,399,981		Axis Equipment Finance Receivables III LLC, 4.05%, 5/20/20 (144A)					1,359,241
	1,054,000	4.83	B2R Mortgage Trust 2015-1, Floating Rate Note, 5/15/48 (144A)					964,113
	903,734	3.72	Bayview Opportunity Master Fund IIA Trust 2012-4NPL Series III, Floating Rate Note, 2/28/35 (144A)					903,864
	1,567,536		Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.721%, 8/28/44 (Step) (144A)					1,572,777
	4,182,054	1.35	Bear Stearns ALT-A Trust 2004-10, Floating Rate Note, 9/25/34					3,502,916
	8,350,000	1.20	Bear Stearns ALT-A Trust 2005-1, Floating Rate Note, 1/25/35					7,092,994
	11,000,000		Capital Automotive Real Estate Investment Trust, 3.66%, 10/17/44 (144A)					10,599,497
	11,984,000		Citicorp Residential Mortgage Trust Series 2006-2, 5.839%, 9/25/36 (Step)					11,181,757
	10,393,000		Citicorp Residential Mortgage Trust Series 2007-1, 5.74799%, 3/25/37 (Step)					8,075,143
	16,986,471		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)					16,999,955
	6,049,534		Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)					6,158,356
	2,845,872		Conn's Receivables Funding 2015-A LLC, 4.565%, 9/15/20 (144A)					2,844,630
	767,445		Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)					767,427
	778,865	4.79	Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35					785,883
	9,875,000		DB Master Finance LLC 2015-1, 3.98%, 2/20/45 (144A)					10,140,638
	9,452,500		Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)					9,602,041
	2,495,049		Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)					2,567,904
	2,211,777	3.48	Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)					2,228,014
	1,800,000		DT Auto Owner Trust 2015-1, 4.26%, 2/15/22 (144A)					1,802,967
	2,000,040	1.35	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)					1,985,484
	1,200,000		Engs Commercial Finance Trust 2015-1, 4.5%, 12/22/22 (144A)					1,203,685
	64,218		First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)					64,170
	1,185,880		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)					1,182,399
	1,730,858		GLC Trust 2013-1, 3.0%, 7/15/21 (144A)					1,700,568
	3,415,458		GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)					3,414,626
	1,508,663		Gold Key Resorts 2014-A LLC, 5.87%, 5/17/31 (144A)					1,502,624
	351,089	0.79	GreenPoint Home Equity Loan Trust 2004-2, Floating Rate Note, 1/15/30					335,229
	145,417	0.75	GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)					144,698
	13,317,000		HOA Funding LLC, 4.846%, 8/22/44 (144A)					11,782,882
	755,388	0.62	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36					746,878
	5,609,060		Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)					5,112,745
	1,686,058		JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)					1,753,146
	1,200,000		Leaf Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)					1,199,711
	1,600,000		Leaf Receivables Funding 10 LLC, 3.74%, 5/17/21 (144A)					1,590,432
	1,160,000		Leaf Receivables Funding 11 LLC, 5.5%, 4/15/23 (144A)					1,148,657
	500,000		Leaf Receivables Funding 11 LLC, 6.0%, 6/15/24 (144A)					461,752
	3,010,000		LEAF Receivables Funding 9 LLC, 5.11%, 9/15/21 (144A)					3,020,303
	462,224		Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41					477,393
	1,334,660	1.95	MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35					1,195,717
	3,606,257		Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)					3,567,181
	598,555	0.60	Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37					589,497
	1,093,297		NewStar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)					1,090,080
	1,150,000		NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)					1,140,536
	5,900,000		Oxford Finance Funding 2014-1 LLC, 3.475%, 12/15/22 (144A)					5,911,977
	3,250,000		Oxford Finance Funding 2016-1 LLC, 3.968%, 6/17/24 (144A)					3,248,008
	2,000,000		Prestige Auto Receivables Trust 2013-1, 3.04%, 7/15/20 (144A)					2,009,252
	4,000,000		Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)					3,929,198
	2,500,000		Progress Residential 2015-SFR2 Trust, 3.684%, 6/14/32 (144A)					2,484,597
	1,098,516		RAMP Series 2004-RS1 Trust, 5.665%, 1/25/34 (Step)					991,638
	3,452,151		RMAT 2015-1 LLC, 4.09%, 7/27/20 (Step) (144A)					3,435,894
	1,098,066	6.55	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)					1,098,646
	561,554		Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)					559,870
	3,300,000	2.49	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)					3,249,857
	1,269,828		Skopos Auto Receivables Trust 2015-1, 3.1%, 12/15/23 (144A)					1,265,891
	9,950,000	3.87	Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)					10,182,210
	11,000,000		Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)					10,274,684
	3,538,006		Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)					3,540,140
	6,462,083		Store Master Funding I LLC, 3.75%, 4/20/45 (144A)					6,281,202
	446,554	0.65	Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36					438,623
	10,000,000		Towd Point Mortgage Trust 2015-1 Series 2015-2 Cl 1M1, Floating Rate Note, 11/25/60 (144A)					9,874,420
	2,610,000	5.45	Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)					2,610,522
	2,163,493	2.15	Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34					2,128,312
	858,962	0.71	Truman Capital Mortgage Loan Trust, Floating Rate Note, 3/25/36 (144A)					769,207
	31,421	7.00	UCFC Manufactured Housing Contract, Floating Rate Note, 4/15/29					31,406
	3,200,000		VB-S1 Issuer LLC, 3.065%, 6/15/46 (144A)					3,200,000
	1,568,096		VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)					1,566,581
	3,143,748		VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)					3,121,521
	2,574,797		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)					2,552,739
	279,148		Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)					278,783
	5,814,119		Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)					5,734,175
	3,701,134		Westgate Resorts 2015-1 LLC, 2.75%, 5/20/27 (144A)					3,685,113
	5,817,642		Westgate Resorts 2016-1 LLC, 4.5%, 12/20/28 (144A)					5,775,392
								$280,194,823
			TOTAL ASSET BACKED SECURITIES
			(Cost $283,556,106)					$280,194,823

			COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1%
	3,723,186	3.61	Agate Bay Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)					$3,592,273
	9,677,656	3.50	Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)					9,901,268
	7,021,815	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)					7,220,398
	2,270,971		Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33					2,339,912
	7,200,000	1.41	Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35					6,625,488
	117,884		Banc of America Alternative Loan Trust 2004-3, 5.0%, 4/25/19					110,963
	1,791,590		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35					1,817,178
	8,336,099	1.38	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35					6,383,752
	7,373,000	1.20	Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35					6,296,499
	1,500,000	5.67	CCRESG Commercial Mortgage Trust 2016-HEAT, Floating Rate Note, 4/10/29 (144A)					1,509,315
	1,511,937	2.46	CIM Trust 2015-4AG, Floating Rate Note, 11/25/57 (144A)					1,489,161
	7,861,530	3.75	Citigroup Mortgage Loan Trust 2015-PS1, Floating Rate Note, 9/25/42 (144A)					8,088,335
	4,000,000		Colony American Finance 2016-1, Ltd., 5.972%, 6/15/48 (Step) (144A)					4,022,102
	3,500,000		COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46					3,370,268
	1,900,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45					2,059,059
	1,275,000		COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/17/45					1,394,808
	4,047,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45					4,149,673
	3,421,622		COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45					3,599,564
	1,550,000	4.93	COMM 2012-LC4 Mortgage Trust, Floating Rate Note, 12/12/44					1,732,722
	8,000,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46					8,426,520
	3,161,098	2.39	COMM 2014-FL4 Mortgage Trust, Floating Rate Note, 7/15/31 (144A)					3,123,009
	7,500,000	3.68	COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)					6,743,148
	2,000,000	4.70	COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48					2,208,822
	7,000,000		COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48					7,576,532
	5,600,000		Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45					5,841,614
	3,000,000		CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49					3,099,592
	5,489,695	3.30	CSMC Trust 2013-6, Floating Rate Note, 8/25/43 (144A)					5,494,947
	3,176,888	3.59	CSMC Trust 2013-7, Floating Rate Note, 8/25/43 (144A)					2,986,380
	6,032,576	3.50	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)					6,210,045
	3,733,615		CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)					3,829,288
	4,400,682	3.94	CSMC Trust 2015-3, Floating Rate Note, 3/25/45 (144A)					4,105,726
	1,835,712	3.50	CSMC Trust 2015-WIN1, Floating Rate Note, 12/25/44 (144A)					1,884,369
	5,157,667	3.91	CSMLT 2015-2 Trust, Floating Rate Note, 8/25/45 (144A)					5,224,757
	8,913,934	3.50	CSMLT 2015-2 Trust, Floating Rate Note, 8/28/45 (144A)					9,115,888
	5,200,000	3.90	EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)					4,978,651
	451,304	2.25	EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)					451,699
	6,061,732	3.49	EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)					6,079,202
	7,045,505	2.50	EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)					6,957,437
	2,176,556		Federal National Mortgage Association REMICS, 4.5%, 6/25/29					2,351,565
	102,626		Federal National Mortgage Association REMICS, 5.0%, 9/25/39					103,479
	9,384,882	3.93	FirstKey Mortgage Trust 2015-1, Floating Rate Note, 3/25/45 (144A)					8,821,789
	5,647,794		Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45					5,831,455
	3,150,000	3.63	FREMF Mortgage Trust 20-, Floating Rate Note, 11/25/47 (144A)					2,998,464
	1,980,000	5.42	FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)					2,190,581
	4,160,000	5.37	FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)					4,607,410
	9,582,000	4.93	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)					9,989,965
	5,450,000	5.05	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)					5,693,523
	5,000,000	3.74	FREMF Mortgage Trust 2012-K709, Floating Rate Note, 4/25/45 (144A)					5,150,854
	1,000,000	3.21	FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)					1,004,940
	3,400,000	3.16	FREMF Mortgage Trust 2013-K713, Floating Rate Note, 4/25/46 (144A)					3,455,464
	3,661,000	3.95	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)					3,798,292
	332,645		Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)					209,922
	3,168,397		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)					3,054,798
	1,378,382		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)					1,301,686
	4,612,761	0.72	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)					4,404,162
	5,268,790		Government National Mortgage Association, 3.0%, 4/20/41					5,487,637
	6,793,912		Government National Mortgage Association, 4.5%, 9/20/39					7,446,906
	4,500,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)					4,742,334
	7,305,000	2.18	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)					7,204,162
	181,174	2.91	HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34					180,266
	5,645,000	0.92	HomeBanc Mortgage Trust 2005-4, Floating Rate Note, 10/25/35					3,975,781
	1,110,581	1.75	Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34					1,029,074
	2,538,011	1.09	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34					2,392,267
	1,556,746	1.85	Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36					1,399,780
	1,945,788	3.13	IndyMac INDX Mortgage Loan Trust 2005-AR3, Floating Rate Note, 4/25/35					1,796,715
	6,944,736	3.28	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)					7,343,777
	839,531	5.13	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, Floating Rate Note, 10/15/42					838,350
	4,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45					3,952,278
	1,300,000	5.74	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, Floating Rate Note, 11/15/43 (144A)					1,402,947
	5,200,000		JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46					5,678,662
	4,000,000	3.98	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)					4,252,890
	2,682,144	3.50	JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20					2,738,278
	7,915,651		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 3.07%, 12/17/46					8,185,482
	4,800,000	1.79	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)					4,759,702
	4,961,396	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)					5,104,810
	2,973,826	3.66	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/26/43 (144A)					2,886,134
	3,651,118	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)					3,777,286
	1,614,668	3.93	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)					1,698,870
	3,865,248	3.14	JP Morgan Mortgage Trust 2014-IVR3 REMICS, Floating Rate Note, 9/25/44 (144A)					3,511,145
	4,402,798	3.12	JP Morgan Mortgage Trust 2014-IVR3, Floating Rate Note, 9/26/44 (144A)					4,381,935
	2,618,689	3.50	JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)					2,691,111
	17,417,533	3.00	JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)					17,136,938
	8,170,000		JP Morgan Mortgage Trust 2016-1, 3.5%, 4/25/45 (144A)					8,431,011
	7,358,995	2.66	JP Morgan Trust 2015-1 REMICS, Floating Rate Note, 12/27/44 (144A)					6,916,448
	2,100,115	2.90	JP Morgan Trust 2015-5, Floating Rate Note, 5/25/45 (144A)					1,915,143
	9,044,140	3.50	JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)					9,192,340
	2,770,000	3.30	JPMCC Re-REMIC Trust 2014-FRR1, Floating Rate Note, 4/27/44 (144A)					2,681,254
	1,157,917	2.50	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)					1,204,233
	682,890	0.67	Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)					644,204
	8,410,000	3.29	LSTAR Commercial Mortgage Trust 2015-3, Floating Rate Note, 4/20/48 (144A)					8,601,435
	5,286,565	2.46	LSTAR Securities Investment Trust 2015-1, Floating Rate Note, 1/2/20 (144A)					5,196,216
	5,000,000	3.96	LSTAR Securities Investment Trust 2015-4, Floating Rate Note, 4/1/20 (144A)					4,800,000
	1,033,696	1.35	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28					906,290
	1,056,476	1.23	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D REMICS, Floating Rate Note, 9/25/29					919,907
	2,075,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 REMICS, 2.979%, 4/17/47					2,147,145
	2,300,000		Morgan Stanley Capital I Trust 2014-150E REMICS, 4.012%, 9/10/32 (144A)					2,512,857
	3,000,000	2.64	Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)					2,978,787
	3,997,000	0.95	Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35					3,634,593
	3,935,000	0.91	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35					3,377,508
	1,854,000	1.12	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35					1,490,492
	1,855,000	1.17	Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35					1,360,012
	5,384,054	2.99	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)					5,293,304
	1,764,300	2.99	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)					1,715,160
	2,002,391	1.34	MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35					1,884,176
	1,926,188	5.57	New Residential Mortgage Loan Trust 2014-2 REMICS, Floating Rate Note, 5/25/54 (144A)					1,954,468
	3,340,405	5.37	New Residential Mortgage Loan Trust 2015-1 REMICS, Floating Rate Note, 5/28/52 (144A)					3,120,174
	9,268,387	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)					9,309,455
	4,632,561	3.32	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)					4,206,471
	6,674,000	0.93	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates Series 20, Floating Rate Note, 7/25/35					5,378,984
	11,786,000	0.94	Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35					8,955,736
	446,008		ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)					446,008
	4,000,000	2.61	RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)					3,965,147
	214,396		RALI Series 2003-QS14 Trust, 5.0%, 7/25/18					215,238
	928,746	0.95	RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34					859,936
	146,724	2.60	Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)					146,730
	2,703,080	3.91	Sequoia Mortgage Trust 2012-5, Floating Rate Note, 11/25/42					2,834,510
	8,104,474	2.50	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42					8,172,349
	4,995,246	3.64	Sequoia Mortgage Trust 2013-1, Floating Rate Note, 2/25/43					5,180,947
	3,143,015	3.67	Sequoia Mortgage Trust 2013-11 REMICS, Floating Rate Note, 9/25/43 (144A)					3,087,566
	5,632,291	1.85	Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43					5,420,418
	5,620,815	3.53	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43					5,536,274
	2,301,413	2.33	Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43					2,263,843
	7,587,239	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43					7,513,453
	5,900,715	2.50	Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)					5,843,330
	4,973,266	3.53	Sequoia Mortgage Trust 2013-5, Floating Rate Note, 5/25/43 (144A)					4,894,754
	15,136,473	2.50	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43					14,857,296
	5,347,334	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43					5,415,320
	2,242,873	2.25	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43					2,242,085
	2,984,094	3.00	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43					2,993,661
	3,910,351		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)					4,055,002
	5,037,978		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)					5,152,189
	7,595,274	3.50	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)					7,748,365
	488,535	3.73	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)					480,813
	1,470,314	3.00	Sequoia Mortgage Trust, Floating Rate Note, 9/25/42					1,487,256
	905,545	2.25	Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)					904,170
	705,767	3.29	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34					697,718
	1,086,877	2.56	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33					1,061,839
	2,213,000	3.75	Towd Point Mortgage Trust 2015-1, Floating Rate Note, 11/25/57 (144A)					2,320,484
	5,565,000	5.28	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)					5,648,475
	2,274,000	5.88	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)					2,345,062
	4,225,000		Wells Fargo Commercial Mortgage Trust 2010-C1, 4.0%, 11/18/43 (144A)					3,833,453
	4,800,000	5.80	Wells Fargo Commercial Mortgage Trust 2010-C1, Floating Rate Note, 11/18/43 (144A)					5,235,364
	1,775,000	4.69	Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/15/45					1,841,147
	3,525,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/15/50					3,654,418
	7,000,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50					7,528,109
	4,731,110	3.08	Wells Fargo Mortgage Backed Securities 2005-AR7 Trust, Floating Rate Note, 5/25/35					4,302,756
	1,200,000	5.39	WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)					1,309,637
	2,766,586		WFRBS Commercial Mortgage Trust 2011-C3, 3.998%, 3/15/44 (144A)					2,890,182
	2,000,000	5.42	WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/17/44 (144A)					2,074,666
	6,402,165	3.95	WinWater Mortgage Loan Trust 2014-1, Floating Rate Note, 6/20/44 (144A)					6,333,365
	3,746,704	4.10	WinWater Mortgage Loan Trust 2014-2, Floating Rate Note, 9/20/44 (144A)					3,857,281
	5,827,436	3.50	WinWater Mortgage Loan Trust 2015-1 REMICS, Floating Rate Note, 1/20/45 (144A)					5,876,274
	4,763,696	3.81	WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)					4,791,807
								$629,050,730
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $623,045,457)					$629,050,730

			CORPORATE BONDS - 48.1%
			Energy - 7.1%
			Oil & Gas Drilling - 0.5%
	16,551,000		Ensco Plc, 4.5%, 10/1/24					$11,089,170
	3,449,000		Pride International, Inc., 6.875%, 8/15/20					3,291,726
	23,107,000		Rowan Companies, Inc., 5.85%, 1/15/44					15,484,001
								$29,864,897
			Integrated Oil & Gas - 0.3%
	17,555,000		Petroleos Mexicanos, 3.5%, 1/30/23					$16,529,788
MXN	14,965,000		Petroleos Mexicanos, 7.19%, 9/12/24 (144A)					737,909
	1,395,000		Rosneft Finance SA, 6.625%, 3/20/17 (144A)					1,435,106
	3,055,000		YPF SA, 8.5%, 3/23/21 (144A)					3,261,212
								$21,964,015
			Oil & Gas Exploration & Production - 1.7%
	5,785,000		Antero Resources Corp., 5.125%, 12/1/22					$5,553,600
	3,350,000		Antero Resources Corp., 5.625%, 6/1/23					3,249,500
	10,579,000		Canadian Natural Resources, Ltd., 6.25%, 3/15/38					11,500,103
	4,536,000		Canadian Natural Resources, Ltd., 6.75%, 2/1/39					5,076,483
	4,655,000		Carrizo Oil & Gas, Inc., 7.5%, 9/15/20					4,713,188
	5,125,000		Concho Resources, Inc., 6.5%, 1/15/22					5,246,719
	6,711,000		Denbury Resources, Inc., 4.625%, 7/15/23					4,328,595
	2,300,000		Denbury Resources, Inc., 5.5%, 5/1/22					1,552,500
	3,780,000		Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)					4,280,850
	765,000		Gazprom OAO Via Gaz Capital SA, 8.146%, 4/11/18 (144A)					837,675
	8,470,000		Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)					8,088,850
	5,233,000		Hilcorp Energy I LP, 7.625%, 4/15/21 (144A)					5,376,908
	3,500,000		KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)					3,413,200
	6,125,000		Newfield Exploration Co., 5.625%, 7/1/24					6,125,000
	2,860,000		Noble Energy, Inc., 5.625%, 5/1/21					2,979,233
	3,760,000		Pacific Exploration and Production Corp., 5.375%, 1/26/19 (144A) (e)					695,600
	1,200,000		Parsley Energy LLC, 7.5%, 2/15/22 (144A)					1,251,000
	8,700,000		PDC Energy, Inc., 7.75%, 10/15/22					9,048,000
	9,865,000		Sanchez Energy Corp., 6.125%, 1/15/23					7,620,712
	1,025,000		Sanchez Energy Corp., 7.75%, 6/15/21					868,688
	5,820,000		Whiting Petroleum Corp., 6.25%, 4/1/23					5,208,900
	9,625,000		WPX Energy, Inc., 7.5%, 8/1/20					9,606,905
								$106,622,209
			Oil & Gas Refining & Marketing - 0.5%
	7,455,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21					$5,330,325
	10,465,000		EnLink Midstream Partners LP, 4.4%, 4/1/24					9,816,840
	9,480,000		Tesoro Corp., 5.375%, 10/1/22					9,669,600
	4,414,000		Valero Energy Corp., 9.375%, 3/15/19					5,274,832
								$30,091,597
			Oil & Gas Storage & Transportation - 4.1%
	19,158,000		Boardwalk Pipelines LP, 4.95%, 12/15/24					$18,843,349
	2,000,000		Boardwalk Pipelines LP, 5.95%, 6/1/26					2,100,832
	1,090,000		Buckeye Partners LP, 5.6%, 10/15/44					1,034,478
	10,160,000		Buckeye Partners LP, 5.85%, 11/15/43					9,877,318
	11,925,000		Crestwood Midstream Partners LP, 6.25%, 4/1/23 (144A)					10,971,000
	4,290,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)					4,697,550
	11,805,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)					8,499,600
	19,500,000		Enbridge Energy Partners LP, 7.375%, 10/15/45					23,766,717
	1,075,000		Energy Transfer Equity LP, 5.5%, 6/1/27					1,010,500
	3,683,000	8.38	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66					3,244,907
NOK	34,000,000	6.21	Golar LNG Partners LP, Floating Rate Note, 10/12/17					3,919,688
	19,498,000		Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46					18,533,200
	23,385,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45					23,760,984
	17,410,000		MPLX LP, 4.875%, 12/1/24 (144A)					16,960,143
	9,425,000		ONEOK, Inc., 6.875%, 9/30/28					8,962,760
	22,225,000		Plains All American Pipeline LP, 4.65%, 10/15/25					22,439,405
	12,650,000		Sabine Pass Liquefaction LLC, 5.625%, 2/1/21					12,776,500
	3,400,000		Sabine Pass Liquefaction LLC, 5.625%, 3/1/25					3,387,250
	2,140,000		Spectra Energy Capital LLC, 6.75%, 7/15/18					2,284,345
	10,390,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42					10,792,748
	10,540,000		Targa Resources Partners LP, 4.125%, 11/15/19					10,434,600
	23,250,000		The Williams Companies, Inc., 5.75%, 6/24/44					19,820,625
	8,250,000		The Williams Companies, Inc., 7.5%, 1/15/31					8,291,250
	8,880,000		The Williams Companies, Inc., 7.75%, 6/15/31					8,968,800
								$255,378,549
			Coal & Consumable Fuels - 0.0%+
	1,860,000		Alpha Natural Resources, Inc., 6.25%, 6/1/21 (e)					$13,950
			Total Energy					$443,935,217
			Materials - 3.4%
			Commodity Chemicals - 0.2%
	1,575,000		Hexion, Inc., 8.875%, 2/1/18					$1,366,312
	6,750,000		Methanex Corp., 4.25%, 12/1/24					6,023,754
	3,605,000		NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)					3,568,950
	3,875,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)					3,351,875
								$14,310,891
			Diversified Chemicals - 0.4%
	1,265,000		Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)					$1,461,075
	1,265,000		Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)					1,464,238
	4,140,000		Eastman Chemical Co., 4.8%, 9/1/42					4,291,172
EURO	16,450,000		Ineos Finance Plc, 4.0%, 5/1/23 (144A)					17,481,980
EURO	1,045,000		PSPC Escrow Corp., 6.0%, 2/1/23 (144A)					978,480
								$25,676,945
			Fertilizers & Agricultural Chemicals - 0.5%
	25,250,000		Agrium, Inc., 5.25%, 1/15/45					$27,084,791
	5,550,000		Phosagro OAO via Phosagro Bond Funding, Ltd., 4.204%, 2/13/18 (144A)					5,667,938
								$32,752,729
			Construction Materials - 0.2%
	3,400,000		Cemex SAB de CV, 7.25%, 1/15/21 (144A)					$3,587,680
	2,790,000		Cemex SAB de CV, 7.75%, 4/16/26 (144A)					2,926,989
	1,900,000		Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)					2,122,296
	4,250,000		Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)					4,307,375
								$12,944,340
			Metal & Glass Containers - 0.2%
EURO	2,155,000		Ardagh Packaging Finance Plc, 6.75%, 5/15/24 (144A)					$2,423,775
	1,129,412		Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)					1,106,824
	2,010,000		Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (144A)					2,111,344
	5,795,000		Reynolds Group Issuer, Inc., 9.875%, 8/15/19					5,983,338
								$11,625,281
			Paper Packaging - 0.3%
	1,824,000		AEP Industries, Inc., 8.25%, 4/15/19					$1,860,480
	3,225,000		International Paper Co., 3.8%, 1/15/26					3,384,444
	10,035,000		International Paper Co., 6.0%, 11/15/41					11,894,355
								$17,139,279
			Diversified Metals & Mining - 0.8%
	6,230,000		Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)					$5,653,725
	8,860,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23					7,752,500
	18,840,000		Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)					18,557,400
	8,500,000		MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)					9,020,166
	5,850,000		Vedanta Resources Plc, 6.0%, 1/31/19 (144A)					4,994,438
	4,040,000		Vedanta Resources Plc, 9.5%, 7/18/18 (144A)					3,938,430
								$49,916,659
			Precious Metals & Minerals - 0.2%
	7,550,000		Fresnillo Plc, 5.5%, 11/13/23 (144A)					$8,106,812
			Steel - 0.3%
	5,175,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)					$4,761,000
	3,400,000		Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)					3,540,148
	7,000,000		Samarco Mineracao SA, 4.125%, 11/1/22 (144A)					2,695,000
	3,000,000		Samarco Mineracao SA, 5.75%, 10/24/23 (144A)					1,155,000
	3,275,000		Steel Dynamics, Inc., 5.125%, 10/1/21					3,352,781
	3,875,000		Worthington Industries, Inc., 4.55%, 4/15/26					4,004,425
								$19,508,354
			Forest Products - 0.1%
	8,120,000		Eldorado Intl. Finance GmbH, 8.625%, 6/16/21 (144A)					$7,835,800
			Paper Products - 0.2%
	11,110,000		Resolute Forest Products, Inc., 5.875%, 5/15/23					$8,749,125
EURO	4,150,000		Sappi Papier Holding GmbH, 4.0%, 4/1/23 (144A)					4,702,084
								$13,451,209
			Total Materials					$213,268,299
			Capital Goods - 1.4%
			Aerospace & Defense - 0.1%
	5,075,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)					$4,719,750
	914,037		DynCorp International, Inc., 11.875%, 11/30/20 (PIK)					763,221
EURO	1,850,000		TA MFG., Ltd., 3.625%, 4/15/23					1,916,471
								$7,399,442
			Building Products - 0.8%
	312,000		Griffon Corp., 5.25%, 3/1/22					$308,100
	2,000,000		Griffon Corp., 5.25%, 3/1/22 (144A)					1,975,000
	18,280,000		Masco Corp., 4.375%, 4/1/26					18,855,637
	5,975,000		Owens Corning, 4.2%, 12/1/24					6,252,115
	605,000		Standard Industries, Inc., 5.125%, 2/15/21 (144A)					621,638
	9,250,000		Standard Industries, Inc., 5.375%, 11/15/24 (144A)					9,411,875
	8,525,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53					8,929,938
								$46,354,303
			Construction & Engineering - 0.0%+
	1,291,000		Valmont Industries, Inc., 6.625%, 4/20/20					$1,461,559
			Construction & Farm Machinery & Heavy Trucks - 0.3%
	1,059,000		Commercial Vehicle Group, Inc., 7.875%, 4/15/19					$1,027,230
	14,150,000		Cummins, Inc., 5.65%, 3/1/98					15,934,725
	1,900,000		Meritor, Inc., 6.25%, 2/15/24					1,624,500
								$18,586,455
			Industrial Machinery - 0.1%
	1,080,000		Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)					$1,071,900
	4,123,108		Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK) (c)					3,051,100
								$4,123,000
			Trading Companies & Distributors - 0.1%
	6,865,000		GATX Corp., 6.0%, 2/15/18					$7,302,657
			Total Capital Goods					$85,227,416
			Commercial Services & Supplies - 0.2%
			Research & Consulting Services - 0.2%
	9,412,000		Verisk Analytics, Inc., 5.5%, 6/15/45					$9,678,896
			Total Commercial Services & Supplies					$9,678,896
			Transportation - 1.7%
			Airlines - 1.0%
	1,761,528		Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)					$1,814,374
	3,024,565		American Airlines 2013-2 Class A Pass Through Trust, 4.95%, 1/15/23					3,289,214
	9,200,000		American Airlines 2015-2 Class AA Pass Through Trust, 3.6%, 9/22/27					9,671,500
	5,550,000		American Airlines 2015-2 Class B Pass Through Trust, 4.4%, 9/22/23					5,563,875
	106,551		Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18					110,408
	4,774,665		Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24					5,013,398
	200,000		Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.125%, 4/29/18					210,500
	1,652,810		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19					1,747,847
	6,375,848		Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)					6,328,029
	2,520,004		Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26					2,501,104
	16,092,275		Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27 (144A)					14,716,385
	3,360,000		TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)					3,171,000
	4,125,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.1%, 7/7/28					4,238,438
	1,285,525		US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27					1,356,229
								$59,732,301
			Marine - 0.2%
	3,150,000		Far East Capital, Ltd. SA, 8.0%, 5/2/18 (e)					$1,496,250
	10,840,000		Pelabuhan Indonesia II PT, 4.25%, 5/5/25 (144A)					10,824,065
								$12,320,315
			Trucking - 0.4%
	1,602,000		Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)					$1,648,203
	4,200,000		Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)					4,339,482
	6,526,736		Inversiones Alsacia SA, 8.0%, 12/31/18 (144A) (e)					440,555
	19,821,000		Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)					20,213,317
								$26,641,557
			Highways & Railtracks - 0.1%
MXN	87,500,000		Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)					$4,916,366
			Total Transportation					$103,610,539
			Automobiles & Components - 0.3%
			Automobile Manufacturers - 0.3%
	15,110,000		General Motors Co., 6.6%, 4/1/36					$17,326,758
			Total Automobiles & Components					$17,326,758
			Consumer Durables & Apparel - 0.6%
			Homebuilding - 0.4%
	5,230,000		CalAtlantic Group, Inc., 5.375%, 10/1/22					$5,321,525
	6,780,000		DR Horton, Inc., 5.75%, 8/15/23					7,525,800
	5,985,000		KB Home, 7.625%, 5/15/23					6,074,775
	1,500,000		KB Home, Inc., 8.0%, 3/15/20					1,605,000
	2,685,000		Meritage Homes Corp., 7.0%, 4/1/22					2,899,800
	3,270,000		Toll Brothers Finance Corp., 4.875%, 11/15/25					3,237,300
								$26,664,200
			Housewares & Specialties - 0.2%
	420,000		American Greetings Corp., 7.375%, 12/1/21					$435,750
	9,539,000		Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)					10,624,061
								$11,059,811
			Total Consumer Durables & Apparel					$37,724,011
			Consumer Services - 0.4%
			Casinos & Gaming - 0.3%
	6,926,000		International Game Technology Plc, 6.5%, 2/15/25 (144A)					$6,977,945
	120,000		International Game Technology, 7.5%, 6/15/19					132,900
	28,773		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)					216
	2,115,000		MGM Resorts International, 6.0%, 3/15/23					2,231,325
	14,400,000		Scientific Games International, Inc., 10.0%, 12/1/22					11,700,000
								$21,042,386
			Leisure Facilities - 0.1%
EURO	5,475,000		Cirsa Funding Luxembourg SA, 5.875%, 5/15/23					$6,100,215
			Specialized Consumer Services - 0.0%+
	525,000		Sotheby's, 5.25%, 10/1/22 (144A)					$505,312
			Total Consumer Services					$27,647,913
			Media - 0.6%
			Cable & Satellite - 0.6%
	21,530,000		Charter Communications Operating LLC, 6.384%, 10/23/35 (144A)					$25,495,503
	5,350,000		SFR Group SA, 6.0%, 5/15/22 (144A)					5,202,875
	3,945,000		Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)					3,915,412
	2,000,000		Time Warner Cable, Inc., 6.55%, 5/1/37					2,330,428
								$36,944,218
			Total Media					$36,944,218
			Retailing - 0.7%
			Catalog Retail - 0.3%
	18,100,000		QVC, Inc., 4.45%, 2/15/25					$18,160,997
			Internet Retail - 0.3%
	9,810,000		Expedia, Inc., 4.5%, 8/15/24					$10,077,911
	7,110,000		Expedia, Inc., 5.95%, 8/15/20					7,953,026
								$18,030,937
			Computer & Electronics Retail - 0.0%+
	1,420,000		Rent-A-Center, Inc., 6.625%, 11/15/20					$1,352,550
			Specialty Stores - 0.1%
	5,420,000		Outerwall, Inc., 6.0%, 3/15/19					$4,986,400
			Automotive Retail - 0.0%+
	3,955,000		DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)					$3,633,656
			Total Retailing					$46,164,540
			Food & Staples Retailing - 0.1%
			Drug Retail - 0.1%
	5,207,652		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)					$5,802,830
	933,369		CVS Pass-Through Trust, 6.036%, 12/10/28					1,059,158
								$6,861,988
			Food Retail - 0.0%+
	391,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)					$370,472
			Total Food & Staples Retailing					$7,232,460
			Food, Beverage & Tobacco - 2.1%
			Agricultural Products - 0.2%
	12,880,000		Viterra, Inc., 5.95%, 8/1/20 (144A)					$12,911,054
			Packaged Foods & Meats - 1.7%
	3,500,000		BRF SA, 3.95%, 5/22/23 (144A)					$3,395,000
	6,385,000		CFG Investment SAC, 9.75%, 7/30/19 (144A) (e)					4,118,325
EURO	4,485,000		Darling Global Finance BV, 4.75%, 5/30/22					5,031,951
	6,440,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)					6,423,900
	16,216,000		Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)					16,875,083
	4,600,000		JBS Investments GmbH, 7.75%, 10/28/20 (144A)					4,853,000
	2,235,000		JBS USA LLC, 5.75%, 6/15/25 (144A)					2,100,900
	4,650,000		JBS USA LLC, 8.25%, 2/1/20 (144A)					4,812,750
	15,910,000		Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)					15,957,730
	3,100,000		Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)					3,163,550
	4,150,000		Marfrig Holdings Europe BV, 8.375%, 5/9/18 (144A)					4,316,000
	10,800,000		MHP SA, 8.25%, 4/2/20 (144A)					10,206,000
	5,000,000		Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)					5,400,000
	9,120,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)					9,366,240
	6,890,000		Post Holdings, Inc., 6.75%, 12/1/21 (144A)					7,286,175
	3,500,000		Post Holdings, Inc., 7.75%, 3/15/24 (144A)					3,845,625
								$107,152,229
			Tobacco - 0.2%
	9,630,000		Alliance One International, Inc., 9.875%, 7/15/21					$8,125,312
			Total Food, Beverage & Tobacco					$128,188,595
			Household & Personal Products - 0.1%
			Health Care Facilities - 0.1%
	3,905,000		Centene Escrow Corp., 6.125%, 2/15/24 (144A)					$4,151,503
			Total Household & Personal Products					$4,151,503
			Health Care Equipment & Services - 0.8%
			Health Care Services - 0.1%
	2,500,000		MEDNAX, Inc., 5.25%, 12/1/23 (144A)					$2,531,250
	5,215,000		RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)					5,345,375
								$7,876,625
			Health Care Facilities - 0.4%
	5,850,000		Centene Escrow Corp., 5.625%, 2/15/21 (144A)					$6,098,625
	5,640,000		CHS, 6.875%, 2/1/22					4,935,000
	3,800,000		HCA, Inc., 6.5%, 2/15/20					4,203,750
	5,070,000		Kindred Healthcare Inc., 6.375%, 4/15/22					4,524,975
	7,871,000		Universal Hospital Services, Inc., 7.625%, 8/15/20					7,231,481
								$26,993,831
			Managed Health Care - 0.3%
	6,965,000		Aetna, Inc., 2.4%, 6/15/21					$7,106,264
	8,895,000		Molina Healthcare, Inc., 5.375%, 11/15/22 (144A)					8,872,762
								$15,979,026
			Total Health Care Equipment & Services					$50,849,482
			Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
			Biotechnology - 0.3%
	4,600,000		AbbVie, Inc., 2.85%, 5/14/23					$4,662,514
	10,275,000		Gilead Sciences, Inc., 4.6%, 9/1/35					11,424,721
								$16,087,235
			Pharmaceuticals - 0.6%
	4,571,000		DPx Holdings BV, 7.5%, 2/1/22 (144A)					$4,696,702
	7,759,000		Endo Finance LLC, 5.875%, 1/15/23 (144A)					6,730,932
	1,975,000		Endo, Ltd., 6.0%, 2/1/25 (144A)					1,713,312
	15,515,000		Mylan NV, 3.95%, 6/15/26 (144A)					15,700,994
EURO	6,890,000		Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23					5,764,281
	3,850,000		Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)					3,108,875
								$37,715,096
			Total Pharmaceuticals, Biotechnology & Life Sciences					$53,802,331
			Banks - 7.9%
			Diversified Banks - 7.2%
	8,110,000		Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)					$8,455,494
	6,400,000	7.38	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)					7,009,581
	10,210,000	6.88	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)					11,409,675
	5,000,000		Banco Nacional de Costa Rica, 4.875%, 11/1/18 (144A)					5,100,000
	18,775,000	6.50	Bank of America Corp., Floating Rate Note, 10/23/49					19,995,375
	4,050,000	6.30	Bank of America Corp., Floating Rate Note, 12/31/49 (Perpetual)					4,303,125
	3,150,000	6.25	Bank of America Corp., Floating Rate Note, 9/29/49					3,199,140
	34,825,000		Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)					35,975,618
	8,700,000		Barclays Plc, 4.375%, 1/12/26					8,784,390
	2,500,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)					2,613,750
	23,300,000		BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)					25,571,750
	2,270,000	5.35	BBVA Bancomer SA Texas, Floating Rate Note, 11/12/29 (144A)					2,241,625
	16,300,000	7.62	BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)					16,300,000
	11,400,000		BPCE SA, 4.875%, 4/1/26 (144A)					11,695,910
	8,909,000	5.95	Citigroup, Inc., Floating Rate Note (Perpetual)					8,803,206
	6,000,000	5.90	Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)					5,910,000
	13,371,000	6.25	Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)					13,738,702
	19,425,000	8.12	Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)					19,292,211
	15,275,000	7.88	Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)					14,587,625
	24,000,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22					24,103,728
	7,300,000	6.88	HSBC Holdings Plc, Floating Rate Note, 12/31/49 (Perpetual)					7,302,124
	25,229,000	6.50	ING Groep NV, Floating Rate Note, 12/29/49					23,068,767
INR	208,750,000		Inter-American Development Bank, 6.0%, 9/5/17					3,061,547
NZD	56,560,000		International Bank for Reconstruction & Development, 3.5%, 1/22/21					41,453,011
NZD	11,030,000		International Bank for Reconstruction & Development, 4.625%, 10/6/21					8,537,517
	3,925,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)					4,466,301
	16,850,000	7.70	Intesa Sanpaolo S.p.A., Floating Rate Note, 12/29/49 (Perpetual) (144A)					14,533,125
	7,200,000		Lloyds Banking Group Plc, 4.65%, 3/24/26					7,290,814
EURO	1,395,000	6.38	Lloyds Banking Group Plc, Floating Rate Note, 12/31/49 (Perpetual)					1,445,322
	11,800,000		Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)					12,216,564
	17,800,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)					18,812,250
	4,000,000	4.00	Oversea-Chinese Banking Corp, Ltd., Floating Rate Note, 10/15/24 (144A)					4,185,256
	2,625,000		Royal Bank of Scotland Group Plc, 4.8%, 4/5/26					2,669,809
	13,500,000	7.50	Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)					12,352,500
	6,500,000	8.00	Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)					6,061,250
	615,789	3.40	SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)					615,510
	11,145,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)					11,256,450
	13,752,000		Standard Chartered Plc, 3.95%, 1/11/23 (144A)					13,333,705
	6,345,000		Turkiye Is Bankasi, 5.375%, 10/6/21 (144A)					6,542,723
								$448,295,450
			Regional Banks - 0.3%
	6,843,000		Banco Internacional del Peru SAA Panama, 5.75%, 10/7/20 (144A)					$7,608,595
	10,812,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)					12,067,814
	660,000	5.57	Wachovia Capital Trust III, Floating Rate Note, 12/31/49 (Perpetual)					651,775
								$20,328,184
			Thrifts & Mortgage Finance - 0.4%
	12,500,000		Alfa Bank AO Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)					$13,625,000
	843,000		Alfa Bank AO Via Alfa Bond Issuance Plc, 7.875%, 9/25/17 (144A)					897,795
	4,090,000		Argentine Republic Government International Bond, 7.5%, 4/22/26 (144A)					4,421,290
	2,200,000		Vnesheconombank Via VEB Finance Plc, 5.942%, 11/21/23 (144A)					2,299,088
								$21,243,173
			Total Banks					$489,866,807
			Diversified Financials - 6.1%
			Other Diversified Financial Services - 1.3%
	18,835,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)					$20,705,014
IDR	233,580,000,000		European Investment Bank, 7.2%, 7/9/19 (144A)					17,316,300
	6,250,000		Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c)(d)					5,611,965
NZD	15,300,000		JPMorgan Chase & Co., 4.25%, 11/2/18					11,112,858
	15,886,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49					17,494,458
	5,300,000		SUAM Finance BV, 4.875%, 4/17/24 (144A)					5,498,750
	5,351,000	0.00	Tiers Trust, Floating Rate Note, 10/15/97 (144A) (c)					5,274,984
								$83,014,329
			Multi-Sector Holdings - 0.3%
	4,710,000		GrupoSura Finance SA, 5.7%, 5/18/21 (144A)					$5,044,410
	11,820,000		IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)					13,546,193
								$18,590,603
			Specialized Finance - 0.8%
	3,200,000		Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)					$3,264,000
	12,763,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)					14,422,190
	7,180,000		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)					7,521,050
	12,855,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)					14,427,064
	1,750,000		Fly Leasing, Ltd., 6.375%, 10/15/21					1,697,500
	4,953,000		Fly Leasing, Ltd., 6.75%, 12/15/20					4,977,765
	4,695,000		Nationstar Mortgage LLC, 6.5%, 6/1/22					3,896,850
								$50,206,419
			Consumer Finance - 1.3%
	716,000		Ally Financial, Inc., 3.6%, 5/21/18					$717,790
	1,750,000		Ally Financial, Inc., 4.625%, 3/30/25					1,721,562
	17,202,000		Ally Financial, Inc., 5.75%, 11/20/25					17,245,005
	21,450,000	5.55	Capital One Financial Corp., Floating Rate Note, 12/31/49 (Perpetual)					21,181,875
INR	358,950,000		International Finance Corp., 6.3%, 11/25/24					5,217,614
INR	1,036,140,000		International Finance Corp., 7.75%, 12/3/16					15,405,213
INR	1,040,880,000		International Finance Corp., 8.25%, 6/10/21					16,428,631
								$77,917,690
			Asset Management & Custody Banks - 1.1%
	7,925,000		Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)					$8,597,064
	10,425,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)					13,008,961
	19,000		Eaton Vance Corp., 6.5%, 10/2/17					20,059
	21,530,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)					22,436,241
	10,050,000		Legg Mason, Inc., 4.75%, 3/15/26					10,597,725
	6,310,000		Legg Mason, Inc., 5.625%, 1/15/44					6,482,951
	10,150,000		Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)					8,971,900
								$70,114,901
			Investment Banking & Brokerage - 1.1%
	5,945,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)					$6,627,462
	7,750,000		Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)					8,857,638
	13,200,000		Morgan Stanley, 4.1%, 5/22/23					13,686,578
	4,400,000		Morgan Stanley, 4.875%, 11/1/22					4,818,246
	1,750,000	5.55	Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)					1,733,550
NZD	13,855,000		The Goldman Sachs Group, Inc., 5.2%, 12/17/19					10,326,518
	16,775,000		UBS AG, 7.625%, 8/17/22					18,997,688
								$65,047,680
			Diversified Capital Markets - 0.2%
	14,275,000	2.29	ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)					$14,354,126
			Total Diversified Financials					$379,245,748
			Insurance - 5.5%
			Insurance Brokers - 0.3%
	16,900,000		Brown & Brown, Inc., 4.2%, 9/15/24					$17,235,195
			Life & Health Insurance - 0.5%
	1,865,000	5.62	Prudential Financial, Inc., Floating Rate Note, 6/15/43					$1,944,859
	5,969,000	8.88	Prudential Financial, Inc., Floating Rate Note, 6/15/68					6,565,900
	7,575,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42					8,190,469
	10,340,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)					14,046,435
GBP	1,263,147		TIG FINCO Plc, 8.75%, 4/2/20					1,221,318
GBP	222,908	8.50	TIG FINCO Plc, Floating Rate Note, 3/2/20 (144A)					296,423
								$32,265,404
			Multi-line Insurance - 0.5%
	10,060,000		AXA SA, 8.6%, 12/15/30					$13,782,200
	11,050,000		Liberty Mutual Insurance Co., 7.697%, 10/15/97 (Perpetual) (144A)					14,109,270
	3,800,000		Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)					4,760,332
								$32,651,802
			Property & Casualty Insurance - 0.5%
	10,110,000		Delphi Financial Group, Inc., 7.875%, 1/31/20					$11,697,422
	4,700,000		The Allstate Corp., 5.95%, 4/1/36					6,253,350
	665,000	6.50	The Allstate Corp., Floating Rate Note, 5/15/57					718,200
	12,750,000		The Hanover Insurance Group, Inc., 4.5%, 4/15/26					13,162,756
								$31,831,728
			Reinsurance - 3.7%
	2,200,000	5.78	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)					2,267,100
	5,287,778		Altair Re, Variable Rate Notes, 6/30/17 (g)(h)					883,059
	2,133,500		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (g)(h)					2,458,219
	1,904,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/17 (g)(h)					1,916,376
	500,000	3.82	Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)					508,700
	3,605,000		Berwick 2016-1 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (g)(h)					3,695,486
	2,753,000		Berwick Segregated Account (Kane SAC Ltd.), Variable Rate Note, 1/22/16 (g)(h)					82,590
	1,900,000	N/A	Blue Halo Re, Ltd., Floating Rate Note, 6/21/19 (Cat Bond) (144A)					1,896,580
	5,600,000	7.11	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)					5,710,880
	10,280,000		Carnosutie 2016-N,Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 11/30/20 (g)(h)					10,594,568
	11,480,000		Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/19/16 (g)(h)					234,192
	4,700,000		Dundonald Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/17/17 (g)(h)					4,791,945
	7,328		Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (g)(h)					445,918
EURO	6,800,000		Eden Re II, Variable Rate Notes, 4/23/19 (g)(h)					6,984,280
	6,150,000	7.62	Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)					6,185,055
	6,500,000		Gleneagles Segregated Account (Kane SAC Ltd), Variable Rate Notes, 11/30/20 (g)(h)					6,752,200
	3,900,000	2.42	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)					3,851,250
	17,925,000		Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Note 11/30/20 (g)(h)					19,066,822
	5,100,000	6.96	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (144A) (g)(h)					5,173,950
	3,400,000	9.46	Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (144A) (g)(h)					3,440,120
	1,300,000	4.73	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)					1,298,830
	925,000	4.98	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)					922,132
	6,000,000		Kingsbarns Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 5/15/17 (g)(h)					5,600,400
	2,766,574		Lahinch Re, Variable Rate Notes, 5/10/21 (g)(h)					2,685,237
	5,950,000	3.75	Longpoint Re, Ltd. III, Floating Rate Note, 5/23/18 (Cat Bond) (144A)					6,011,880
	5,600,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (g)(h)					392,000
	7,000,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (g)(h)					7,067,200
	4,000,000		Madison Re. Variable Rate Notes, 3/31/19 (g)(h)					4,037,600
	3,800,000	2.30	Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)					3,786,320
	15,300,000		Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (g)(gh)					599,760
	14,520,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (g)(h)					1,515,888
	6,150,000		Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (g)(h)					6,197,970
	14,000,000		Pangaea Re., Variable Rate Notes, 2/1/20 (g)(h)					14,263,200
	11,730,000		Pangaea Re., Variable Rate Notes, 7/1/18 (g)(h)					211,140
	750,000	4.61	PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)					753,975
	7,017,560		PI-1, Series C - 2014 (Kane SAC Ltd.), Variable Rate Notes, 7/7/16 (g)(h)					53,333
	3,554,000		Prestwick Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/1/16 (g)(h)					266,195
	1,000,000	3.76	Queen City Re, Floating Rate Note, 1/6/17 (Cat Bond) (144A)					975,800
	250,000	5.30	Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)					248,250
	6,400,000		Resilience Re, Ltd., Floating Rate Note 4/7/17 (Cat Bond)					5,854,080
	3,100,000		Resilience Re, Ltd., Floating Rate Note 6/12/17 (Cat Bond)					2,919,580
	3,500,000	3.23	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)					3,463,950
	3,000,000	3.73	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)					2,976,000
	7,650,000	4.21	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)					7,588,800
	3,500,000	4.03	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)					3,484,950
	5,000,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (Cat Bond)					5,028,000
	2,750,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (Cat Bond) (144A)					2,775,025
	27,573		Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (g)(h)					36,380
	4,200,000		Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (g)(h)					4,369,680
	11,767		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (g)(h)					680,397
	22,084		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (g)(h)					709,961
	3,500,000		Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (g)(h)					9,100
	4,500,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (g)(h)					111,150
	5,350,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (g)(h)					5,677,955
	8,446,500		St. Andrews Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/16 (g)(h)					166,396
	6,805,000		St. Andrews Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (g)(h)					7,009,830
JPY	693,676,297		Tralee Segregated Account (Kane SAC Ltd.), Variable Rate Note 7/15/17 (g)(h)					6,701,988
	14,121,000		Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (g)(h)					13,909,185
	12,033,893		Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (g)(h)					175,695
	2,200,000	2.96	Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)					2,200,440
	950,000	1.96	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)					941,545
	800,000	2.71	Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)					806,400
	2,900,000	2.38	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)					2,904,350
	6,215,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A) (g)(h)					6,384,545
								$230,711,782
			Total Insurance					$344,695,911
			Real Estate - 1.4%
			Diversified REIT - 0.2%
	7,300,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23					$7,731,832
	2,825,000		Duke Realty LP, 3.25%, 6/30/26					2,864,217
	530,000		MPT Operating Partnership LP, 5.5%, 5/1/24					543,250
								$11,139,299
			Office REIT - 0.6%
	100,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20					$100,876
	4,802,000		Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23					4,985,556
	11,010,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22					11,910,618
	9,060,000		Highwoods Realty LP, 3.625%, 1/15/23					9,189,241
	11,130,000		Piedmont Operating Partnership LP, 3.4%, 6/1/23					11,009,729
								$37,196,020
			Health Care REIT - 0.3%
	3,370,000		Healthcare Realty Trust, Inc., 5.75%, 1/15/21					$3,781,679
	11,415,000		Welltower, Inc., 4.25%, 4/1/26					12,271,467
	3,150,000		Welltower, Inc., 5.25%, 1/15/22					3,538,556
								$19,591,702
			Specialized REIT - 0.3%
	7,000,000		Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)					$7,122,500
	5,075,000		Equinix, Inc., 5.375%, 1/1/22					5,239,938
	6,275,000		Equinix, Inc., 5.75%, 1/1/25					6,494,625
								$18,857,063
			Total Real Estate					$86,784,084
			Technology Hardware & Equipment - 0.6%
			Communications Equipment - 0.0%+
	1,500,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23					$1,445,625
			Computer Hardware Storage & Peripherals - 0.2%
	10,635,000		NCR Corp., 6.375%, 12/15/23					$10,847,700
			Electronic Components - 0.2%
EURO	11,335,000		Belden, Inc., 5.5%, 4/15/23					$12,591,714
			Electronic Manufacturing Services - 0.2%
	15,200,000		Flextronics International, Ltd., 5.0%, 2/15/23					$15,770,000
			Total Technology Hardware & Equipment					$40,655,039
			Semiconductors & Semiconductor Equipment - 0.2%
			Semiconductors - 0.2%
	14,145,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)					$12,058,612
	3,600,000		Micron Technology, Inc., 5.875%, 2/15/22					3,384,000
								$15,442,612
			Total Semiconductors & Semiconductor Equipment					$15,442,612
			Telecommunication Services - 3.2%
			Integrated Telecommunication Services - 2.1%
	18,000,000		AT&T, Inc., 3.95%, 1/15/25					$19,132,992
	7,100,000		AT&T, Inc., 4.75%, 5/15/46					7,276,598
	4,100,000		CenturyLink, Inc., 6.45%, 6/15/21					4,166,625
	3,510,000		CenturyLink, Inc., 7.6%, 9/15/39					2,957,175
	3,100,000		CenturyLink, Inc., 7.65%, 3/15/42					2,619,500
	6,123,000		Cincinnati Bell, Inc., 8.375%, 10/15/20					6,385,738
	285,000		Frontier Communications Corp., 10.5%, 9/15/22					301,566
	1,535,000		Frontier Communications Corp., 7.125%, 1/15/23					1,373,825
	9,855,000		Frontier Communications Corp., 8.5%, 4/15/20					10,458,619
	10,355,000		Frontier Communications Corp., 8.75%, 4/15/22					10,406,775
	285,000		Frontier Communications Corp., 8.875%, 9/15/20					304,238
	11,000,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)					10,976,460
	4,200,000		Level 3 Financing, Inc., 5.375%, 1/15/24					4,215,750
	3,200,000		Ooredoo International Finance, Ltd., 3.875%, 1/31/28 (144A)					3,200,000
	9,215,000		Verizon Communications, Inc., 5.012%, 8/21/54					9,745,342
	20,000,000		Verizon Communications, Inc., 6.55%, 9/15/43					26,947,720
	4,875,000		Windstream Services LLC, 6.375%, 8/1/23					4,095,000
	8,680,000		Windstream Services LLC, 7.75%, 10/15/20					8,506,400
								$133,070,323
			Wireless Telecommunication Services - 1.1%
	6,225,000		Altice US Finance I Corp., 5.5%, 5/15/26 (144A)					$6,225,000
	3,750,000		Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)					3,897,656
	6,850,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)					7,467,412
	3,135,000		Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)					3,487,248
	1,325,000		Digicel Group, Ltd., 8.25%, 9/30/20 (144A)					1,106,375
	9,600,000		Digicel, Ltd., 6.0%, 4/15/21 (144A)					8,229,120
	3,300,000		SBA Tower Trust, 2.877%, 7/15/21 (144A)					3,300,000
	10,375,000		Sprint Corp., 7.25%, 9/15/21					8,844,688
	4,150,000		T-Mobile USA, Inc., 6.542%, 4/28/20					4,279,688
	4,915,000		T-Mobile USA, Inc., 6.625%, 11/15/20					5,068,594
	11,600,000		VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)					12,644,000
RUB	193,400,000		VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)					2,958,759
								$67,508,540
			Total Telecommunication Services					$200,578,863
			Utilities - 2.8%
			Electric Utilities - 1.9%
EURO	7,175,000		ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)					$7,817,842
	5,720,000		Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)					6,746,740
	23,175,000		Electricite de France SA, 6.0%, 1/22/14 (144A)					24,794,237
	5,285,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)					5,073,072
	215,000		Enel Finance International NV, 5.125%, 10/7/19 (144A)					237,439
	10,830,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)					12,332,662
	136,181		FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)					129,372
	1,750,000		Israel Electric Corp, Ltd., 5.0%, 11/12/24					1,868,125
	5,000,000		Israel Electric Corp., Ltd., 5.625%, 6/21/18 (144A)					5,295,000
	4,150,000		Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)					4,262,050
	2,725,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)					3,028,156
	1,330,000		Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)					1,619,940
	85,000		Nevada Power Co., 6.5%, 8/1/18					94,189
	3,725,000		Public Service Co. of New Mexico, 7.95%, 5/15/18					4,148,212
	14,425,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)					15,867,500
	10,935,000		Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)					9,622,800
	8,245,000		Talen Energy Supply LLC, 6.5%, 6/1/25					6,843,350
	7,770,000		TerraForm Power, 9.75%, 8/15/22 (144A)					7,031,850
								$116,812,536
			Gas Utilities - 0.2%
	5,495,000		DCP Midstream Operating LP, 5.6%, 4/1/44					$4,698,225
	1,965,000		Nakilat, Inc., 6.067%, 12/31/33 (144A)					2,195,888
	3,656,910		Nakilat, Inc., 6.267%, 12/31/33 (144A)					4,082,025
								$10,976,138
			Multi-Utilities - 0.0%+
	2,188,992		Ormat Funding Corp., 8.25%, 12/30/20					$2,167,102
			Independent Power Producers & Energy Traders - 0.7%
	10,000,000		AES Corp., 5.5%, 4/15/25					$10,025,000
	1,153,787		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)					1,188,329
	6,100,000		Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)					4,636,000
	8,380,000		Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)					8,673,300
	2,272,714		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)					2,415,338
	1,700,000		NRG Energy, Inc., 7.25%, 5/15/26 (144A)					1,691,500
	2,085,000		NRG Energy, Inc., 7.875%, 5/15/21					2,157,975
	2,443,288		Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)					2,571,431
	7,850,000		Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)					7,908,875
	3,355,000		TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)					3,193,289
								$44,461,037
			Total Utilities					$174,416,813
			TOTAL CORPORATE BONDS
			(Cost $2,952,861,151)					$2,997,438,055

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.7%
	1,822,017		Fannie Mae, 3.0%, 5/1/46					$1,904,362
	4,141,809		Fannie Mae, 3.5%, 11/1/40					4,378,305
	1,657,288		Fannie Mae, 3.5%, 11/1/42					1,752,838
	798,541		Fannie Mae, 3.5%, 11/1/42					853,271
	344,522		Fannie Mae, 3.5%, 11/1/42					368,277
	1,052,243		Fannie Mae, 3.5%, 11/1/42					1,124,352
	35,403		Fannie Mae, 3.5%, 12/1/42					37,844
	1,401,572		Fannie Mae, 3.5%, 12/1/42					1,497,617
	7,639,962		Fannie Mae, 3.5%, 2/1/46					8,065,962
	4,274,373		Fannie Mae, 3.5%, 3/1/46					4,514,085
	4,991,846		Fannie Mae, 3.5%, 5/1/46					5,338,685
	1,543,090		Fannie Mae, 3.5%, 6/1/42					1,633,719
	31,575,000		Fannie Mae, 3.5%, 7/14/16 (TBA)					33,316,557
	8,490,741		Fannie Mae, 3.5%, 8/1/42					8,983,844
	14,346,914		Fannie Mae, 3.5%, 8/1/42					15,180,136
	7,215,205		Fannie Mae, 3.5%, 9/1/45					7,614,818
	8,504,212		Fannie Mae, 4.0%, 1/1/42					9,154,037
	2,503,184		Fannie Mae, 4.0%, 1/1/42					2,691,266
	40,332		Fannie Mae, 4.0%, 1/1/45					43,249
	4,656,406		Fannie Mae, 4.0%, 10/1/43					5,069,978
	595,672		Fannie Mae, 4.0%, 10/1/44					638,413
	188,225		Fannie Mae, 4.0%, 10/1/44					201,730
	171,150		Fannie Mae, 4.0%, 10/1/44					183,437
	20,278		Fannie Mae, 4.0%, 10/1/44					21,733
	477,749		Fannie Mae, 4.0%, 10/1/44					512,971
	7,890,219		Fannie Mae, 4.0%, 10/1/45					8,477,364
	2,211,816		Fannie Mae, 4.0%, 11/1/41					2,378,143
	13,910		Fannie Mae, 4.0%, 11/1/41					14,954
	512,399		Fannie Mae, 4.0%, 11/1/42					549,333
	7,309,259		Fannie Mae, 4.0%, 11/1/43					7,918,978
	2,443,521		Fannie Mae, 4.0%, 11/1/43					2,672,413
	158,986		Fannie Mae, 4.0%, 11/1/44					170,393
	205,798		Fannie Mae, 4.0%, 11/1/44					220,564
	579,704		Fannie Mae, 4.0%, 11/1/44					621,299
	684,241		Fannie Mae, 4.0%, 11/1/44					733,728
	437,681		Fannie Mae, 4.0%, 11/1/44					469,085
	8,795,949		Fannie Mae, 4.0%, 11/1/45					9,450,961
	58,244		Fannie Mae, 4.0%, 12/1/23					62,423
	15,583		Fannie Mae, 4.0%, 12/1/30					16,875
	5,087,848		Fannie Mae, 4.0%, 12/1/40					5,605,570
	18,678,844		Fannie Mae, 4.0%, 12/1/41					20,079,855
	5,298,050		Fannie Mae, 4.0%, 12/1/41					5,695,483
	84,768		Fannie Mae, 4.0%, 12/1/41					91,158
	1,294,160		Fannie Mae, 4.0%, 12/1/43					1,401,084
	118,387		Fannie Mae, 4.0%, 12/1/44					127,096
	2,308,241		Fannie Mae, 4.0%, 2/1/42					2,481,102
	2,548,702		Fannie Mae, 4.0%, 2/1/44					2,781,134
	4,346,785		Fannie Mae, 4.0%, 2/1/44					4,733,452
	243,309		Fannie Mae, 4.0%, 4/1/41					265,486
	6,646,081		Fannie Mae, 4.0%, 4/1/42					7,159,143
	2,215,345		Fannie Mae, 4.0%, 4/1/42					2,378,719
	3,463,071		Fannie Mae, 4.0%, 4/1/42					3,722,367
	320,173		Fannie Mae, 4.0%, 5/1/42					344,211
	505,036		Fannie Mae, 4.0%, 6/1/42					543,108
	947,144		Fannie Mae, 4.0%, 6/1/44					1,015,102
	1,573		Fannie Mae, 4.0%, 7/1/18					1,629
	1,663,075		Fannie Mae, 4.0%, 7/1/42					1,815,041
	169,452		Fannie Mae, 4.0%, 7/1/42					181,704
	13,533,631		Fannie Mae, 4.0%, 7/1/44					14,504,686
	14,138,044		Fannie Mae, 4.0%, 8/1/42					15,225,970
	3,860,385		Fannie Mae, 4.0%, 8/1/43					4,173,622
	3,804,299		Fannie Mae, 4.0%, 8/1/43					4,142,180
	8,159,830		Fannie Mae, 4.0%, 8/1/44					8,761,844
	766,538		Fannie Mae, 4.0%, 9/1/37					828,534
	189,638		Fannie Mae, 4.0%, 9/1/44					203,244
	6,225,611		Fannie Mae, 4.5%, 11/1/40					6,824,019
	4,796,876		Fannie Mae, 4.5%, 11/1/43					5,232,522
	306,981		Fannie Mae, 4.5%, 12/1/40					338,302
	15,574,336		Fannie Mae, 4.5%, 12/1/40					17,071,679
	36,755		Fannie Mae, 4.5%, 12/1/41					40,289
	7,642,542		Fannie Mae, 4.5%, 2/1/44					8,336,767
	854,908		Fannie Mae, 4.5%, 3/1/41					933,415
	1,027,383		Fannie Mae, 4.5%, 3/1/41					1,126,232
	7,198		Fannie Mae, 4.5%, 4/1/41					7,873
	4,577,064		Fannie Mae, 4.5%, 5/1/41					5,018,019
	14,359,311		Fannie Mae, 4.5%, 7/1/41					15,832,874
	3,362,046		Fannie Mae, 4.5%, 7/1/41					3,685,978
	198,500		Fannie Mae, 4.5%, 8/1/40					217,339
	17,399,711		Fannie Mae, 4.5%, 8/1/41					19,056,316
	750,794		Fannie Mae, 4.5%, 9/1/41					823,237
	9,422,217		Fannie Mae, 4.5%, 9/1/43					10,312,975
	1,567,818		Fannie Mae, 5.0%, 1/1/39					1,739,553
	28,053,672		Fannie Mae, 5.0%, 1/1/45					31,126,610
	685,098		Fannie Mae, 5.0%, 10/1/40					767,252
	36,728,393		Fannie Mae, 5.0%, 11/1/44					40,855,691
	203,272		Fannie Mae, 5.0%, 2/1/22					217,486
	9,164		Fannie Mae, 5.0%, 4/1/22					9,503
	507,806		Fannie Mae, 5.0%, 5/1/38					563,430
	532,574		Fannie Mae, 5.0%, 5/1/41					593,339
	72,475		Fannie Mae, 5.0%, 6/1/22					74,612
	25,518		Fannie Mae, 5.0%, 6/1/22					27,402
	4,607,640		Fannie Mae, 5.0%, 6/1/35					5,132,277
	2,674,178		Fannie Mae, 5.0%, 6/1/40					2,977,423
	460,859		Fannie Mae, 5.0%, 6/1/40					513,262
	1,096,529		Fannie Mae, 5.0%, 7/1/35					1,220,018
	2,588,459		Fannie Mae, 5.0%, 7/1/35					2,879,136
	984,782		Fannie Mae, 5.0%, 7/1/39					1,092,653
	623,357		Fannie Mae, 5.0%, 7/1/39					693,239
	1,048,249		Fannie Mae, 5.0%, 7/1/39					1,163,072
	1,989,371		Fannie Mae, 5.0%, 7/1/40					2,215,408
	518,471		Fannie Mae, 5.0%, 7/1/41					575,263
	1,638,496		Fannie Mae, 5.0%, 8/1/35					1,822,497
	14,459,527		Fannie Mae, 5.0%, 9/1/43					16,049,577
	206,126		Fannie Mae, 5.5%, 12/1/35					232,834
	319,607		Fannie Mae, 5.5%, 3/1/21					341,343
	92,533		Fannie Mae, 5.5%, 3/1/36					105,055
	114,055		Fannie Mae, 5.5%, 4/1/34					129,383
	89,590		Fannie Mae, 5.5%, 4/1/36					100,572
	36,099		Fannie Mae, 5.5%, 5/1/33					40,917
	20,833		Fannie Mae, 5.5%, 6/1/33					23,509
	53,834		Fannie Mae, 5.5%, 7/1/33					61,029
	11,496		Fannie Mae, 6.0%, 1/1/33					13,298
	76,871		Fannie Mae, 6.0%, 1/1/34					88,729
	2,602		Fannie Mae, 6.0%, 10/1/32					3,010
	5,613		Fannie Mae, 6.0%, 11/1/32					6,410
	54,246		Fannie Mae, 6.0%, 12/1/32					62,705
	88,280		Fannie Mae, 6.0%, 12/1/33					101,978
	204,502		Fannie Mae, 6.0%, 12/1/37					234,141
	1,588		Fannie Mae, 6.0%, 3/1/32					1,837
	6,331		Fannie Mae, 6.0%, 3/1/33					7,317
	2,565		Fannie Mae, 6.0%, 3/1/33					2,930
	254,832		Fannie Mae, 6.0%, 4/1/38					291,271
	82,287		Fannie Mae, 6.0%, 5/1/33					95,776
	248,250		Fannie Mae, 6.0%, 6/1/37					284,463
	11,274		Fannie Mae, 6.0%, 7/1/17					11,342
	129,196		Fannie Mae, 6.0%, 7/1/38					147,914
	13,246		Fannie Mae, 6.5%, 10/1/32					15,244
	3,619		Fannie Mae, 6.5%, 11/1/32					4,164
	1,041		Fannie Mae, 6.5%, 2/1/32					1,229
	3,574		Fannie Mae, 6.5%, 3/1/32					4,113
	322		Fannie Mae, 6.5%, 4/1/29					371
	1,274		Fannie Mae, 6.5%, 5/1/31					1,466
	262		Fannie Mae, 6.5%, 6/1/31					302
	2,514		Fannie Mae, 6.5%, 8/1/32					2,969
	387		Fannie Mae, 7.0%, 2/1/29					463
	1,124		Fannie Mae, 7.0%, 5/1/28					1,345
	570		Fannie Mae, 7.0%, 7/1/31					609
	753		Fannie Mae, 7.5%, 1/1/28					839
	930,950		Federal Home Loan Mortgage Corp., 2.5%, 1/1/30					966,822
	544,549		Federal Home Loan Mortgage Corp., 2.5%, 4/1/30					565,574
	15,381,946		Federal Home Loan Mortgage Corp., 3.0%, 11/1/42					16,116,665
	2,953,715		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40					3,118,347
	7,758,745		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28					8,317,409
	631,792		Federal Home Loan Mortgage Corp., 3.5%, 7/1/45					675,642
	5,450,131		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44					5,844,146
	839,733		Federal Home Loan Mortgage Corp., 4.0%, 2/1/44					908,974
	1,738,054		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44					1,881,359
	1,796,078		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44					1,944,148
	1,326,056		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44					1,435,350
	471,924		Federal Home Loan Mortgage Corp., 4.5%, 10/1/35					516,305
	726,992		Federal Home Loan Mortgage Corp., 4.5%, 10/1/43					794,684
	989,303		Federal Home Loan Mortgage Corp., 4.5%, 11/1/40					1,086,641
	2,514,741		Federal Home Loan Mortgage Corp., 4.5%, 11/1/43					2,742,032
	40,974		Federal Home Loan Mortgage Corp., 4.5%, 3/1/44					44,714
	112,945		Federal Home Loan Mortgage Corp., 4.5%, 5/1/44					123,167
	1,661,056		Federal Home Loan Mortgage Corp., 4.5%, 7/1/40					1,818,702
	181,983		Federal Home Loan Mortgage Corp., 4.5%, 9/1/41					200,141
	81,228		Federal Home Loan Mortgage Corp., 4.5%, 9/1/43					88,642
	46,554		Federal Home Loan Mortgage Corp., 5.0%, 11/1/34					51,717
	6,501,772		Federal Home Loan Mortgage Corp., 5.0%, 11/1/39					7,189,466
	300,720		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21					319,970
	240,512		Federal Home Loan Mortgage Corp., 5.0%, 12/1/34					267,194
	205,566		Federal Home Loan Mortgage Corp., 5.0%, 4/1/23					219,773
	41,098		Federal Home Loan Mortgage Corp., 5.0%, 5/1/34					45,543
	186,527		Federal Home Loan Mortgage Corp., 5.0%, 7/1/35					206,880
	521,388		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38					575,422
	367,512		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38					405,599
	999		Federal Home Loan Mortgage Corp., 5.5%, 10/1/16					1,001
	3,629,989		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41					4,076,535
	81,811		Federal Home Loan Mortgage Corp., 6.0%, 1/1/33					92,903
	70,469		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34					81,377
	8,354		Federal Home Loan Mortgage Corp., 6.0%, 10/1/37					9,577
	99,938		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36					114,714
	165,141		Federal Home Loan Mortgage Corp., 6.0%, 12/1/37					188,225
	9,465		Federal Home Loan Mortgage Corp., 6.0%, 3/1/33					10,747
	15,465		Federal Home Loan Mortgage Corp., 6.0%, 3/1/33					17,564
	35,308		Federal Home Loan Mortgage Corp., 6.0%, 6/1/17					35,899
	154,847		Federal Home Loan Mortgage Corp., 6.0%, 6/1/35					175,774
	128,559		Federal Home Loan Mortgage Corp., 6.0%, 8/1/34					145,940
	2,282		Federal Home Loan Mortgage Corp., 6.5%, 9/1/32					2,621
	19,149		Federal National Mortgage Association, 4.0%, 2/1/44					20,523
	668,611		Federal National Mortgage Association, 5.0%, 12/1/41					742,402
	634,678		Government National Mortgage Association I, 3.5%, 10/15/44					673,941
	13,866,483		Government National Mortgage Association I, 3.5%, 10/15/44					14,724,052
	12,035,748		Government National Mortgage Association I, 3.5%, 7/15/42					12,821,123
	34,025,000		Government National Mortgage Association I, 3.5%, 7/20/16 (TBA)					36,117,007
	12,308,474		Government National Mortgage Association I, 3.5%, 9/15/44					13,075,925
	17,168		Government National Mortgage Association I, 4.0%, 1/15/40					18,445
	10,701		Government National Mortgage Association I, 4.0%, 1/15/41					11,611
	66,276		Government National Mortgage Association I, 4.0%, 1/15/41					71,455
	49,583		Government National Mortgage Association I, 4.0%, 1/15/41					53,285
	19,215		Government National Mortgage Association I, 4.0%, 1/15/42					20,646
	1,529,066		Government National Mortgage Association I, 4.0%, 1/15/42					1,642,576
	1,711,364		Government National Mortgage Association I, 4.0%, 1/15/45					1,839,094
	2,300,219		Government National Mortgage Association I, 4.0%, 1/15/45					2,471,440
	290,154		Government National Mortgage Association I, 4.0%, 1/15/45					311,620
	1,816,690		Government National Mortgage Association I, 4.0%, 1/15/45					1,951,552
	34,338		Government National Mortgage Association I, 4.0%, 10/15/40					37,015
	17,393		Government National Mortgage Association I, 4.0%, 10/15/40					18,793
	118,290		Government National Mortgage Association I, 4.0%, 10/15/40					127,483
	13,482		Government National Mortgage Association I, 4.0%, 10/15/41					14,524
	12,372		Government National Mortgage Association I, 4.0%, 10/15/41					13,298
	193,199		Government National Mortgage Association I, 4.0%, 10/15/41					208,265
	25,256		Government National Mortgage Association I, 4.0%, 10/15/41					27,214
	18,887		Government National Mortgage Association I, 4.0%, 10/15/41					20,345
	31,600		Government National Mortgage Association I, 4.0%, 10/15/42					33,951
	7,767		Government National Mortgage Association I, 4.0%, 10/15/43					8,342
	9,237		Government National Mortgage Association I, 4.0%, 10/15/43					9,924
	1,391,984		Government National Mortgage Association I, 4.0%, 10/15/44					1,494,966
	112,609		Government National Mortgage Association I, 4.0%, 10/15/44					121,063
	322,528		Government National Mortgage Association I, 4.0%, 10/15/44					346,424
	16,903		Government National Mortgage Association I, 4.0%, 11/15/40					18,154
	71,014		Government National Mortgage Association I, 4.0%, 11/15/40					76,315
	260,460		Government National Mortgage Association I, 4.0%, 11/15/40					280,705
	595,110		Government National Mortgage Association I, 4.0%, 11/15/40					639,543
	62,511		Government National Mortgage Association I, 4.0%, 11/15/41					67,239
	15,521		Government National Mortgage Association I, 4.0%, 11/15/41					16,729
	25,251		Government National Mortgage Association I, 4.0%, 11/15/41					27,205
	213,014		Government National Mortgage Association I, 4.0%, 11/15/41					228,788
	16,481		Government National Mortgage Association I, 4.0%, 11/15/42					17,712
	13,977		Government National Mortgage Association I, 4.0%, 11/15/43					15,011
	59,354		Government National Mortgage Association I, 4.0%, 11/15/44					63,780
	26,650		Government National Mortgage Association I, 4.0%, 11/15/44					28,919
	494,463		Government National Mortgage Association I, 4.0%, 11/15/44					531,888
	85,409		Government National Mortgage Association I, 4.0%, 11/15/44					91,839
	15,030		Government National Mortgage Association I, 4.0%, 12/15/40					16,206
	1,390,135		Government National Mortgage Association I, 4.0%, 12/15/40					1,493,910
	13,179		Government National Mortgage Association I, 4.0%, 12/15/40					14,203
	161,091		Government National Mortgage Association I, 4.0%, 12/15/40					173,142
	14,571		Government National Mortgage Association I, 4.0%, 12/15/41					15,663
	18,040		Government National Mortgage Association I, 4.0%, 12/15/41					19,493
	24,620		Government National Mortgage Association I, 4.0%, 12/15/41					26,533
	604,396		Government National Mortgage Association I, 4.0%, 12/15/44					655,835
	130,701		Government National Mortgage Association I, 4.0%, 12/15/44					140,370
	1,149,550		Government National Mortgage Association I, 4.0%, 12/15/44					1,235,918
	200,387		Government National Mortgage Association I, 4.0%, 12/15/44					215,212
	19,966		Government National Mortgage Association I, 4.0%, 12/15/44					21,473
	680,336		Government National Mortgage Association I, 4.0%, 12/15/44					731,501
	1,228,400		Government National Mortgage Association I, 4.0%, 2/15/41					1,321,998
	27,344		Government National Mortgage Association I, 4.0%, 2/15/41					29,487
	22,926		Government National Mortgage Association I, 4.0%, 2/15/42					24,670
	17,504		Government National Mortgage Association I, 4.0%, 2/15/42					18,861
	233,443		Government National Mortgage Association I, 4.0%, 2/15/42					250,740
	307,062		Government National Mortgage Association I, 4.0%, 2/15/42					330,797
	9,912		Government National Mortgage Association I, 4.0%, 2/15/42					10,669
	356,751		Government National Mortgage Association I, 4.0%, 2/15/44					385,815
	147,770		Government National Mortgage Association I, 4.0%, 2/15/45					158,702
	2,195,159		Government National Mortgage Association I, 4.0%, 2/15/45					2,358,754
	301,834		Government National Mortgage Association I, 4.0%, 2/15/45					324,164
	256,345		Government National Mortgage Association I, 4.0%, 2/15/45					275,430
	760,560		Government National Mortgage Association I, 4.0%, 2/15/45					816,828
	152,285		Government National Mortgage Association I, 4.0%, 2/15/45					163,551
	11,263		Government National Mortgage Association I, 4.0%, 3/15/39					12,103
	99,353		Government National Mortgage Association I, 4.0%, 3/15/41					106,771
	138,764		Government National Mortgage Association I, 4.0%, 3/15/44					149,551
	4,571,721		Government National Mortgage Association I, 4.0%, 3/15/44					4,909,946
	7,553,522		Government National Mortgage Association I, 4.0%, 3/15/44					8,112,346
	252,078		Government National Mortgage Association I, 4.0%, 3/15/44					270,727
	901,486		Government National Mortgage Association I, 4.0%, 3/15/44					974,863
	275,457		Government National Mortgage Association I, 4.0%, 3/15/44					295,836
	252,253		Government National Mortgage Association I, 4.0%, 3/15/44					270,965
	1,635,479		Government National Mortgage Association I, 4.0%, 3/15/45					1,756,475
	15,082		Government National Mortgage Association I, 4.0%, 4/15/39					16,212
	18,167		Government National Mortgage Association I, 4.0%, 4/15/39					19,523
	277,718		Government National Mortgage Association I, 4.0%, 4/15/40					298,306
	27,195		Government National Mortgage Association I, 4.0%, 4/15/41					29,267
	2,741,552		Government National Mortgage Association I, 4.0%, 4/15/43					2,944,377
	14,797		Government National Mortgage Association I, 4.0%, 4/15/43					15,895
	2,193,970		Government National Mortgage Association I, 4.0%, 4/15/44					2,356,284
	1,068,880		Government National Mortgage Association I, 4.0%, 4/15/44					1,148,061
	24,899		Government National Mortgage Association I, 4.0%, 4/15/44					26,742
	327,594		Government National Mortgage Association I, 4.0%, 4/15/44					351,837
	290,414		Government National Mortgage Association I, 4.0%, 4/15/45					313,751
	18,570		Government National Mortgage Association I, 4.0%, 5/15/41					20,002
	322,547		Government National Mortgage Association I, 4.0%, 5/15/41					346,432
	129,721		Government National Mortgage Association I, 4.0%, 5/15/41					139,399
	1,959,595		Government National Mortgage Association I, 4.0%, 5/15/42					2,111,924
	285,628		Government National Mortgage Association I, 4.0%, 5/15/43					306,820
	132,201		Government National Mortgage Association I, 4.0%, 5/15/43					141,982
	16,523		Government National Mortgage Association I, 4.0%, 5/15/43					17,876
	573,763		Government National Mortgage Association I, 4.0%, 5/15/44					616,211
	353,002		Government National Mortgage Association I, 4.0%, 5/15/45					379,218
	13,565		Government National Mortgage Association I, 4.0%, 6/15/41					14,587
	15,059		Government National Mortgage Association I, 4.0%, 6/15/41					16,201
	4,217,969		Government National Mortgage Association I, 4.0%, 6/15/41					4,531,475
	390,033		Government National Mortgage Association I, 4.0%, 6/15/42					419,062
	180,949		Government National Mortgage Association I, 4.0%, 6/15/42					194,462
	173,979		Government National Mortgage Association I, 4.0%, 6/15/42					187,490
	124,451		Government National Mortgage Association I, 4.0%, 6/15/43					133,659
	25,065		Government National Mortgage Association I, 4.0%, 7/15/39					26,935
	593,063		Government National Mortgage Association I, 4.0%, 7/15/40					638,186
	343,720		Government National Mortgage Association I, 4.0%, 7/15/41					369,908
	21,196		Government National Mortgage Association I, 4.0%, 7/15/41					22,778
	194,646		Government National Mortgage Association I, 4.0%, 7/15/41					209,788
	77,791		Government National Mortgage Association I, 4.0%, 7/15/41					83,836
	24,170		Government National Mortgage Association I, 4.0%, 7/15/41					26,011
	301,763		Government National Mortgage Association I, 4.0%, 7/15/41					325,201
	188,379		Government National Mortgage Association I, 4.0%, 7/15/43					202,316
	80,824		Government National Mortgage Association I, 4.0%, 7/15/45					86,960
	445,851		Government National Mortgage Association I, 4.0%, 8/15/40					480,813
	284,924		Government National Mortgage Association I, 4.0%, 8/15/40					306,196
	10,383		Government National Mortgage Association I, 4.0%, 8/15/41					11,162
	146,000		Government National Mortgage Association I, 4.0%, 8/15/41					156,862
	23,745		Government National Mortgage Association I, 4.0%, 8/15/41					25,764
	3,568		Government National Mortgage Association I, 4.0%, 8/15/41					3,835
	165,207		Government National Mortgage Association I, 4.0%, 8/15/43					177,429
	947,024		Government National Mortgage Association I, 4.0%, 8/15/43					1,017,124
	2,329,448		Government National Mortgage Association I, 4.0%, 8/15/44					2,503,041
	223,231		Government National Mortgage Association I, 4.0%, 8/15/44					239,929
	298,954		Government National Mortgage Association I, 4.0%, 8/15/44					321,530
	699,446		Government National Mortgage Association I, 4.0%, 8/15/44					751,614
	2,708,382		Government National Mortgage Association I, 4.0%, 8/15/44					2,909,262
	109,493		Government National Mortgage Association I, 4.0%, 9/15/40					117,977
	1,300,944		Government National Mortgage Association I, 4.0%, 9/15/41					1,402,044
	482,354		Government National Mortgage Association I, 4.0%, 9/15/41					519,815
	16,775		Government National Mortgage Association I, 4.0%, 9/15/41					18,080
	141,356		Government National Mortgage Association I, 4.0%, 9/15/41					151,848
	61,476		Government National Mortgage Association I, 4.0%, 9/15/41					66,066
	11,468		Government National Mortgage Association I, 4.0%, 9/15/41					12,316
	13,559		Government National Mortgage Association I, 4.0%, 9/15/41					14,567
	12,881		Government National Mortgage Association I, 4.0%, 9/15/41					13,843
	27,926		Government National Mortgage Association I, 4.0%, 9/15/43					29,992
	240,189		Government National Mortgage Association I, 4.0%, 9/15/43					257,958
	151,790		Government National Mortgage Association I, 4.0%, 9/15/43					163,019
	344,451		Government National Mortgage Association I, 4.0%, 9/15/44					370,608
	2,499,467		Government National Mortgage Association I, 4.0%, 9/15/44					2,689,561
	2,820,045		Government National Mortgage Association I, 4.0%, 9/15/44					3,029,253
	6,829,470		Government National Mortgage Association I, 4.0%, 9/15/44					7,335,244
	5,973,967		Government National Mortgage Association I, 4.0%, 9/15/44					6,423,564
	17,100		Government National Mortgage Association I, 4.0%, 9/15/44					18,389
	659,174		Government National Mortgage Association I, 4.0%, 9/15/44					708,120
	326,470		Government National Mortgage Association I, 4.0%, 9/15/44					350,623
	1,577,000		Government National Mortgage Association I, 4.0%, 9/15/44					1,694,952
	1,539,027		Government National Mortgage Association I, 4.0%, 9/15/44					1,652,887
	957,014		Government National Mortgage Association I, 4.0%, 9/15/44					1,028,140
	226,652		Government National Mortgage Association I, 4.0%, 9/15/44					243,497
	150,888		Government National Mortgage Association I, 4.0%, 9/15/44					162,089
	386,604		Government National Mortgage Association I, 4.0%, 9/15/44					415,490
	71,502		Government National Mortgage Association I, 4.0%, 9/15/44					76,849
	268,128		Government National Mortgage Association I, 4.0%, 9/15/45					290,281
	766,428		Government National Mortgage Association I, 4.5%, 1/15/40					854,787
	165,285		Government National Mortgage Association I, 4.5%, 10/15/33					183,349
	2,217,945		Government National Mortgage Association I, 4.5%, 11/15/40					2,445,448
	2,149,871		Government National Mortgage Association I, 4.5%, 3/15/38					2,373,717
	120,144		Government National Mortgage Association I, 4.5%, 4/15/35					133,005
	93,246		Government National Mortgage Association I, 4.5%, 4/15/35					102,730
	1,449,041		Government National Mortgage Association I, 4.5%, 6/15/40					1,596,413
	1,469,548		Government National Mortgage Association I, 4.5%, 6/15/41					1,619,005
	2,544,674		Government National Mortgage Association I, 4.5%, 6/15/41					2,809,592
	705,192		Government National Mortgage Association I, 4.5%, 7/15/41					777,664
	4,106,347		Government National Mortgage Association I, 4.5%, 8/15/41					4,523,976
	233,001		Government National Mortgage Association I, 4.5%, 9/15/33					260,246
	480,494		Government National Mortgage Association I, 4.5%, 9/15/40					531,983
	66,311		Government National Mortgage Association I, 5.0%, 10/15/18					69,440
	12,190		Government National Mortgage Association I, 5.0%, 10/15/18					12,617
	133,912		Government National Mortgage Association I, 5.0%, 6/15/21					139,915
	545,675		Government National Mortgage Association I, 5.0%, 9/15/33					617,518
	566,117		Government National Mortgage Association I, 5.125%, 10/15/38					639,590
	191,984		Government National Mortgage Association I, 5.5%, 1/15/34					220,805
	128,028		Government National Mortgage Association I, 5.5%, 1/15/35					146,407
	18,758		Government National Mortgage Association I, 5.5%, 10/15/19					19,558
	182,669		Government National Mortgage Association I, 5.5%, 10/15/19					191,423
	278,805		Government National Mortgage Association I, 5.5%, 10/15/34					319,405
	480		Government National Mortgage Association I, 5.5%, 12/15/18					481
	152,194		Government National Mortgage Association I, 5.5%, 12/15/35					173,016
	402,851		Government National Mortgage Association I, 5.5%, 2/15/35					459,002
	98,969		Government National Mortgage Association I, 5.5%, 2/15/35					111,354
	15		Government National Mortgage Association I, 5.5%, 2/15/37					17
	1,956		Government National Mortgage Association I, 5.5%, 3/15/17					1,964
	113,357		Government National Mortgage Association I, 5.5%, 3/15/37					128,802
	122,700		Government National Mortgage Association I, 5.5%, 3/15/37					137,991
	216,556		Government National Mortgage Association I, 5.5%, 3/15/37					243,536
	168,537		Government National Mortgage Association I, 5.5%, 4/15/34					193,617
	112,351		Government National Mortgage Association I, 5.5%, 6/15/35					128,223
	98,349		Government National Mortgage Association I, 5.5%, 7/15/33					110,498
	278,465		Government National Mortgage Association I, 5.5%, 7/15/34					320,525
	58,176		Government National Mortgage Association I, 5.5%, 8/15/19					60,497
	42,710		Government National Mortgage Association I, 5.5%, 9/15/19					44,022
	149,241		Government National Mortgage Association I, 5.5%, 9/15/19					155,212
	58,455		Government National Mortgage Association I, 5.5%, 9/15/19					60,752
	279,066		Government National Mortgage Association I, 5.75%, 10/15/38					316,842
	71,894		Government National Mortgage Association I, 5.75%, 10/15/38					82,153
	8,552		Government National Mortgage Association I, 6.0%, 1/15/17					8,589
	27,518		Government National Mortgage Association I, 6.0%, 1/15/33					31,471
	107,685		Government National Mortgage Association I, 6.0%, 1/15/33					126,346
	51,926		Government National Mortgage Association I, 6.0%, 1/15/34					60,895
	73,401		Government National Mortgage Association I, 6.0%, 10/15/33					83,996
	391,662		Government National Mortgage Association I, 6.0%, 10/15/37					448,389
	1,935		Government National Mortgage Association I, 6.0%, 11/15/16					1,939
	221,943		Government National Mortgage Association I, 6.0%, 11/15/33					255,934
	118,310		Government National Mortgage Association I, 6.0%, 2/15/33					138,960
	85,489		Government National Mortgage Association I, 6.0%, 2/15/33					100,144
	79,412		Government National Mortgage Association I, 6.0%, 3/15/33					93,663
	11,141		Government National Mortgage Association I, 6.0%, 3/15/33					12,973
	50,381		Government National Mortgage Association I, 6.0%, 3/15/33					59,114
	155,268		Government National Mortgage Association I, 6.0%, 5/15/33					182,863
	41,624		Government National Mortgage Association I, 6.0%, 5/15/33					47,651
	429,698		Government National Mortgage Association I, 6.0%, 5/15/33					507,868
	23,847		Government National Mortgage Association I, 6.0%, 6/15/17					24,144
	11,408		Government National Mortgage Association I, 6.0%, 6/15/17					11,481
	87,482		Government National Mortgage Association I, 6.0%, 6/15/33					102,669
	229,879		Government National Mortgage Association I, 6.0%, 6/15/33					269,283
	33,498		Government National Mortgage Association I, 6.0%, 7/15/17					33,992
	25,665		Government National Mortgage Association I, 6.0%, 7/15/17					26,006
	179,110		Government National Mortgage Association I, 6.0%, 7/15/33					211,910
	75,969		Government National Mortgage Association I, 6.0%, 7/15/33					88,937
	512,401		Government National Mortgage Association I, 6.0%, 7/15/38					586,835
	18		Government National Mortgage Association I, 6.0%, 8/15/16					18
	161,154		Government National Mortgage Association I, 6.0%, 8/15/32					188,749
	11,089		Government National Mortgage Association I, 6.0%, 9/15/19					11,117
	103,979		Government National Mortgage Association I, 6.0%, 9/15/33					119,051
	53,301		Government National Mortgage Association I, 6.0%, 9/15/33					62,035
	10,646		Government National Mortgage Association I, 6.5%, 1/15/29					12,145
	4,357		Government National Mortgage Association I, 6.5%, 10/15/31					4,971
	3,710		Government National Mortgage Association I, 6.5%, 10/15/31					4,232
	13,909		Government National Mortgage Association I, 6.5%, 10/15/32					15,868
	54,444		Government National Mortgage Association I, 6.5%, 11/15/32					65,289
	334		Government National Mortgage Association I, 6.5%, 12/15/31					402
	3,743		Government National Mortgage Association I, 6.5%, 2/15/32					4,418
	1,895		Government National Mortgage Association I, 6.5%, 3/15/32					2,279
	1,787		Government National Mortgage Association I, 6.5%, 5/15/29					2,129
	21,013		Government National Mortgage Association I, 6.5%, 5/15/32					23,973
	3,689		Government National Mortgage Association I, 6.5%, 6/15/32					4,208
	3,154		Government National Mortgage Association I, 6.5%, 6/15/32					3,598
	4,843		Government National Mortgage Association I, 6.5%, 7/15/32					5,525
	8,558		Government National Mortgage Association I, 6.5%, 7/15/32					10,055
	22,877		Government National Mortgage Association I, 6.5%, 7/15/35					26,134
	3,054		Government National Mortgage Association I, 6.5%, 8/15/32					3,513
	29,550		Government National Mortgage Association I, 6.5%, 8/15/32					33,712
	3,123		Government National Mortgage Association I, 6.5%, 8/15/32					3,563
	69,387		Government National Mortgage Association I, 6.5%, 9/15/32					79,161
	40,159		Government National Mortgage Association I, 6.5%, 9/15/32					45,816
	556		Government National Mortgage Association I, 7.0%, 5/15/29					643
	434		Government National Mortgage Association I, 7.0%, 5/15/29					493
	1,452		Government National Mortgage Association I, 7.0%, 5/15/31					1,641
	916		Government National Mortgage Association I, 7.0%, 6/15/29					938
	8,244		Government National Mortgage Association I, 7.0%, 8/15/29					8,462
	102		Government National Mortgage Association I, 7.5%, 8/15/29					103
	2,566,054		Government National Mortgage Association II, 3.5%, 3/20/45					2,727,376
	3,106,961		Government National Mortgage Association II, 3.5%, 3/20/46					3,345,132
	3,086,876		Government National Mortgage Association II, 3.5%, 4/20/45					3,299,021
	3,318,538		Government National Mortgage Association II, 3.5%, 4/20/45					3,535,218
	1,218,013		Government National Mortgage Association II, 3.5%, 4/20/45					1,300,196
	11,902,580		Government National Mortgage Association II, 3.5%, 8/20/45					12,647,495
	8,582,431		Government National Mortgage Association II, 4.0%, 10/20/44					9,177,901
	490,632		Government National Mortgage Association II, 4.5%, 1/20/35					530,674
	874,180		Government National Mortgage Association II, 4.5%, 12/20/34					940,031
	475,317		Government National Mortgage Association II, 4.5%, 3/20/35					514,396
	5,339,745		Government National Mortgage Association II, 4.5%, 9/20/41					5,829,793
	9,027		Government National Mortgage Association II, 5.5%, 10/20/37					9,898
	140,171		Government National Mortgage Association II, 5.5%, 3/20/34					161,197
	196,241		Government National Mortgage Association II, 6.0%, 10/20/33					231,363
	58,470		Government National Mortgage Association II, 6.0%, 5/20/32					69,073
	291		Government National Mortgage Association II, 6.5%, 1/20/28					343
	4,684		Government National Mortgage Association II, 7.0%, 1/20/29					5,702
	120,569,573		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45					121,082,960
	58,158,279		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46					62,786,689
	15,450,000	0.53	United States Treasury Floating Rate Note, Floating Rate Note, 1/31/18					15,479,247
								$977,855,185
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $944,483,049)					$977,855,185

			FOREIGN GOVERNMENT BONDS - 6.3%
	10,915,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)					$11,073,268
AUD	41,257,000		Australia Government Bond, 3.25%, 4/21/25					33,920,394
BRL	170,000,000		Brazil Letras do Tesouro Nacional, 1/1/19 (d)					39,560,298
	17,900,000		Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)					15,975,750
CNY	62,500,000		China Government Bond, 3.0%, 11/21/19					9,264,319
CNY	42,500,000		China Government Bond, 3.38%, 11/21/24					6,307,473
	8,500,000		City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)					8,861,250
	9,387,000		Ecuador Government International Bond, 10.5%, 3/24/20 (144A)					9,293,130
GHS	41,095,000		Ghana Government Bond, 24.5%, 4/22/19					10,470,237
	4,865,000		Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)					4,707,131
	4,385,000		Kenya Government International Bond, 5.875%, 6/24/19 (144A)					4,348,604
	4,000,000		Kenya Government International Bond, 6.875%, 6/24/24 (144A)					3,698,480
ARS	154,014,802		Letras del Banco Central de la Republica Argentina, 1/4/17 (d)					9,038,207
ARS	73,217,348		Letras del Banco Central de la Republica Argentina, 12/28/16 (d)					4,315,502
MXN	272,040,000		Mexican Bonos, 6.5%, 6/9/22					15,530,084
MXN	46,890,000		Mexican Bonos, 7.5%, 6/3/27					2,863,527
MXN	330,765,913		Mexican Udibonos, 2.0%, 6/9/22					17,622,558
MXN	240,361,555		Mexican Udibonos, 3.5%, 12/14/17					13,507,278
	9,860,000		Namibia International Bonds, 5.25%, 10/29/25 (144A)					10,045,368
NZD	47,070,000		New Zealand Government Bond, 4.5%, 4/15/27					40,323,054
NOK	63,500,000		Norway Government Bond, 2.0%, 5/24/23					8,180,905
NOK	189,000,000		Norway Government Bond, 4.25%, 5/19/17					23,251,104
NOK	118,980,000		Norway Government Bond, 4.5%, 5/22/19					15,810,882
	3,315,340		Province of Salta Argentina, 9.5%, 3/16/22 (144A)					3,456,242
	2,815,000		Provincia de Buenos Aires Argentina, 9.125%, 3/16/24 (144A)					3,096,500
	4,805,000		Provincia de Cordoba, 7.125%, 6/10/21 (144A)					4,817,012
	1,445,000		Provincia de Neuquen Argentina, 8.625%, 5/12/28 (144A)					1,517,250
AUD	20,665,000		Queensland Treasury Corp., 5.5%, 6/21/21					17,926,032
	16,500,000		Republic of Argentina Government Bond, 6.625%, 7/6/28					16,500,000
RON	41,660,000		Romania Government Bond, 5.85%, 4/26/23					11,963,856
RON	17,400,000		Romania Government Bond, 5.95%, 6/11/21					4,909,655
RUB	25,000		Russian Federal Bond - OFZ, 7.6%, 7/20/22					377
	9,470,000		Sri Lanka Government International Bond, 6.85%, 11/3/25 (144A)					9,224,803
	5,135,000		Zambia Government International Bond, 5.375%, 9/20/22 (144A)					4,005,814
								$395,386,344
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $420,199,601)					$395,386,344

			MUNICIPAL BONDS - 1.6% (f)
			Municipal Development - 0.4%
	7,050,000	5.90	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38					$7,589,536
	19,893,000		New Jersey Economic Development Authority, 2/15/18 (d)					19,315,904
								$26,905,440
			Municipal Education - 0.0%+
	2,300,000		Amherst College, 3.794%, 11/1/42					$2,452,421

			Municipal General - 0.7%
	17,600,000		JobsOhio Beverage System, 3.985%, 1/1/29					$19,872,688
	4,480,000		JobsOhio Beverage System, 4.532%, 1/1/35					5,239,360
	4,585,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30					5,267,615
	9,165,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31					10,470,738
								$40,850,401
			Higher Municipal Education - 0.2%
	4,550,000		Baylor University, 4.313%, 3/1/42					$5,110,878
	4,025,000		Massachusetts Institute of Technology, 5.6%, 7/1/11					5,727,861
	2,800,000		University of Southern California, 5.25%, 10/1/11					3,757,541
								$14,596,280
			Municipal Medical - 0.0%+
	2,075,000		Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41					$2,437,004

			Municipal Transportation - 0.1%
	2,620,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62					$2,997,463

			Municipal Obligation - 0.2%
	13,525,000		Commonwealth of Puerto Rico, 8.0%, 7/1/35 (e)					$9,028,208

			TOTAL MUNICIPAL BONDS
			(Cost $89,207,777)					$99,267,217

			SENIOR FLOATING RATE LOAN INTERESTS - 10.3%**
			Energy - 0.1%
			Oil & Gas Drilling - 0.0%+
	1,724,478	6.00	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21					$678,294
			Oil & Gas Exploration & Production - 0.0%+
	1,225,444	15.00	Ascent Resources Utica LLC (f.k.a. American Energy - Utica, LLC) Term Loan (Second Lien), 7/1/19					$336,997
	973,901	3.50	EP Energy LLC, Tranche B-3 Loan, 5/24/18					857,033
								$1,194,030
			Oil & Gas Refining & Marketing - 0.0%+
	1,893,632	3.21	Pilot Travel Centers LLC, 2016 Refinancing Tranche B Term Loan, 5/18/23					$1,897,478
			Oil & Gas Storage & Transportation - 0.1%
	2,650,000	3.60	Energy Transfer Equity LP, Loan (2013), 12/2/19					$2,567,850
	1,771,621	4.75	Penn Products Terminals LLC, Tranche B Term Loan, 4/1/22					1,736,188
								$4,304,038
			Coal & Consumable Fuels - 0.0%+
	1,135,833	18.15	Bumi Resources Tbk PT, Term Loan, 8/15/13					$270,707
	1,392,235	8.15	Long Haul Holdings, Ltd., Facility B Loan, 11/17/13 (e)					331,815
								$602,522
			Total Energy					$8,676,362
			Materials - 1.0%
			Commodity Chemicals - 0.0%+
	1,703,383	4.50	Tronox Pigments Holland BV, New Term Loan, 3/19/20					$1,631,700
			Fertilizers & Agricultural Chemicals - 0.1%
	4,232,250	4.25	Methanol Holdings Trinidad, Ltd., Initial Term Loan, 6/2/22					$4,084,121
			Specialty Chemicals - 0.2%
	4,900,354	3.75	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20					$4,901,888
	4,182,484	5.00	CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20					4,135,431
	5,003,542	5.50	MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20					4,946,212
	1,305,125	5.50	MacDermid, Inc., Tranche B-2 Term Loan, 6/7/20					1,287,995
	453,598	2.75	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21					452,691
								$15,724,217
			Construction Materials - 0.1%
	4,860,574	4.25	CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20					$4,851,460
			Metal & Glass Containers - 0.1%
	4,969,008	5.56	BWay Intermediate, Initial Term Loan, 8/14/20					$4,953,480
			Paper Packaging - 0.2%
	5,669,931	8.00	Caraustar Industries, Inc., Incremental Term Loan, 6.75%, 5/1/19					$5,654,577
	299,465	8.00	Caraustar Industries, Inc., Term Loan, 5/1/19					298,654
	6,681,569	4.50	Coveris Holdings SA, USD Term Loan, 4/14/19					6,639,810
								$12,593,041
			Aluminum - 0.1%
	3,539,250	4.00	Novelis, Inc., Initial Term Loan, 5/28/22					$3,514,033
			Diversified Metals & Mining - 0.1%
	3,071,115	4.25	Fortescue Metals Group Ltd., Bank Loan, 6/30/19					$2,946,351
	1,867,929	4.00	US Silica Co., Term Loan, 7/23/20					1,765,193
								$4,711,544
			Steel - 0.0%+
	1,666,000	4.50	Atkore International, Inc., Term Loan (First Lien), 3/27/21					$1,656,629
			Paper Products - 0.1%
	7,171,316	6.25	Appvion, Inc., Term Commitment, 6/28/19					$6,956,176
	2,147,342	4.25	Rack Holdings, Inc., Tranche B-1 USD Term Loan, 10/1/21					2,093,659
								$9,049,835
			Total Materials					$62,770,060
			Capital Goods - 1.8%
			Aerospace & Defense - 0.6%
	5,041,799	4.00	Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19					$4,550,223
	3,285,959	5.50	Alion Science & Technology Corp., Term Loan (First Lien), 8/13/21					3,183,273
	8,448,288	4.75	DigitalGlobe, Inc., Term Loan, 1/25/20					8,471,166
	8,000,000	5.47	DynCorp International, Inc., Term Loan B2, 7/7/20					7,846,664
	3,559,470	7.00	Engility Corp., New Term Loan (First Lien), 5/23/20					3,566,144
	2,511,675	7.00	TASC, Inc., First Lien Term Loan, 2/28/17					2,516,384
	7,127,632	5.75	The SI Organization, Inc., Term Loan (First Lien), 11/19/19					7,115,750
								$37,249,604
			Building Products - 0.3%
	995,406	6.00	Builders FirstSource, Inc., Initial Term Loan, 7/24/22					$997,024
	3,358,828	3.50	Nortek, Inc., Incremental-1 Loan, 10/30/20					3,325,240
	3,740,625	6.25	Quanex Building Products Corp., Initial Term Loan, 10/7/22					3,740,625
	3,000,000	4.00	Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20					2,998,125
	965,250	4.00	Summit Materials LLC, Restatement Effective Date Term Loan, 6/26/22					964,671
	3,974,464	4.25	Unifrax Corp., New Term B Loan, 12/31/19					3,876,760
EURO	3,807,854	4.50	Unifrax I LLC, New Term Euro Loan, 11/28/18					3,958,402
								$19,860,847
			Electrical Components & Equipment - 0.1%
	3,216,896	5.25	Pelican Products, Inc., Term Loan (First Lien), 4/8/20					$3,116,368
	2,565,248	6.00	WireCo WorldGroup, Inc., Term Loan, 2/15/17					2,557,231
								$5,673,599
			Industrial Conglomerates - 0.2%
	527,455	4.25	CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20					$526,466
	1,483,343	4.25	CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20					1,480,562
	1,677,922	4.50	Doosan Infracore, Tranche B Term, 5/28/21					1,665,338
	3,085,627	4.25	Gates Global LLC, Tranche B Term Loan (First Lien), 6/12/21					2,940,989
	289,519	5.00	Kloeckner Pentaplast of America, Inc., Initial U.S. Borrower Dollar Term Loan, 4/22/20					290,243
	123,726	5.00	KP Germany Erste GmbH, Initial German Borrower Dollar Term Loan, 4/22/20					124,035
	3,500,000	4.50	Milacron LLC, Term Loan, 9/28/20					3,508,750
								$10,536,383
			Construction & Farm Machinery & Heavy Trucks - 0.1%
	2,642,361	6.50	Navistar, Inc., Tranche B Term Loan, 8/17/17					$2,505,838
	1,618,510	3.50	Terex Corp., U.S. Term Loan, 8/13/21					1,594,232
								$4,100,070
			Industrial Machinery - 0.3%
	14,716,947	0.00	NN, Inc., Initial Term Loan, 10/2/22					$14,680,155
	3,482,753	5.25	Tank Holding Corp., Initial Term Loan, 7/9/19					3,308,616
	4,511,548	6.25	Xerium Technologies, Inc., Initial Term Loan, 5/17/19					4,505,909
								$22,494,680
			Trading Companies & Distributors - 0.2%
	707,447	3.50	The Hertz Corp., Tranche B-1 Term Loan, 6/30/23					$707,889
	6,342,075	4.25	Univar USA, Inc., Initial Dollar Term Loan, 6/25/22					6,277,069
	4,599,670	3.90	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19					4,612,608
								$11,597,566
			Total Capital Goods					$111,512,749
			Commercial Services & Supplies - 0.4%
			Environmental & Facilities Services - 0.1%
	2,641,563	4.25	Waste Industries USA, Inc., Initial Term Loan, 2/20/20					$2,646,515
	481,738	5.50	Wastequip LLC, Term Loan, 8/9/19					481,738
	3,609,775	4.00	WCA Waste Corp., Term Loan, 3/23/18					3,591,726
								$6,719,979
			Office Services & Supplies - 0.0%+
	900,000	3.75	West Corp., Term B-12 Loan, 6/13/23					$898,875
			Diversified Support Services - 0.1%
	3,404,376	6.50	Language Line LLC, Initial Term Loan (First Lien), 7/2/21					$3,410,759
			Security & Alarm Services - 0.2%
	1,288,639	4.25	Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21					$1,289,712
	4,047,152	4.00	Garda World Security Corp., Term B Loan, 11/1/20					3,945,973
	1,035,318	4.00	Garda World Security Corp., Term B Loan, 11/8/20					1,009,435
	6,197,987	4.25	Monitronics International, Inc., Term B Loan, 3/23/18					6,147,629
								$12,392,749
			Total Commercial Services & Supplies					$23,422,362
			Transportation - 0.2%
			Airlines - 0.1%
	1,092,274	3.50	American Airlines, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19					$1,090,908
	5,196,135	3.25	Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18					5,206,959
	967,500	3.25	United Airlines, Inc., Class B Term Loan, 4/1/19					967,299
								$7,265,166
			Marine - 0.1%
	3,336,615	5.25	Navios Maritime Partners LP, Term Loan, 6/27/18					$2,911,196
			Total Transportation					$10,176,362
			Automobiles & Components - 0.5%
			Auto Parts & Equipment - 0.2%
	2,481,061	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21					$2,308,937
	1,873,689	5.50	Key Safety Systems, Inc., Initial Term Loan, 7/28/21					1,873,689
	2,432,293	3.75	MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21					2,420,567
	5,880,474	4.50	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22					5,777,566
	891,295	4.00	Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20					886,282
								$13,267,041
			Tires & Rubber - 0.1%
	4,962,500	3.75	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19					$4,972,837
			Automobile Manufacturers - 0.2%
	10,566,338	3.50	Chrysler Group LLC, Term Loan B, 5/24/17					$10,575,774
			Total Automobiles & Components					$28,815,652
			Consumer Durables & Apparel - 0.1%
			Housewares & Specialties - 0.1%
	3,679,008	4.50	Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18					$3,684,026
			Leisure Products - 0.0%+
	2,193,519	3.75	Bombardier Recreational Products, Inc., Term B-2 Loan, 1/30/19					$2,190,229
			Total Consumer Durables & Apparel					$5,874,255
			Consumer Services - 0.7%
			Casinos & Gaming - 0.2%
	10,293,250	6.00	Scientific Games, Initial Term B-2, 10/1/21					$10,162,979
			Hotels, Resorts & Cruise Lines - 0.1%
	1,816,605	4.50	Sabre GLBL, Inc., Incremental Term Loan, 2/19/19					$1,817,362
	2,954,082	4.00	Sabre GLBL, Inc., Term B Loan, 2/19/19					2,958,389
								$4,775,751
			Leisure Facilities - 0.1%
	8,528,270	5.50	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20					$8,464,308
	1,230,704	3.50	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22					1,233,267
								$9,697,575
			Restaurants - 0.1%
	7,198,614	4.00	Landry's, Inc., B Term Loan, 4/24/18					$7,204,913
			Education Services - 0.1%
	2,406,361	4.00	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21					$2,365,753
	2,984,389	5.00	Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18					2,879,935
								$5,245,688
			Specialized Consumer Services - 0.1%
	2,048,908	5.25	GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21					$2,018,175
	1,870,576	6.00	Kindercare Education LLC, Initial Term Loan (First Lien), 8/13/22					1,856,547
	1,432,808	4.75	Prime Security Services Borrower LLC, Term B Loan (First Lien), 6/19/21					1,439,256
	213,577	5.50	USAGM HoldCo LLC, Delayed Term Loan, 7/28/22					211,886
	1,076,423	5.50	USAGM HoldCo LLC, Incremental Term Loan, 7/28/22					1,041,439
	51,024	4.25	WASH Multifamily Laundry Systems LLC, Initial Canadian Term Loan (First Lien), 5/15/22					50,386
	295,475	4.25	WASH Multifamily Laundry Systems LLC, Initial US Term Loan (First Lien), 5/5/22					291,782
	1,123,529	4.00	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20					842,647
								$7,752,118
			Total Consumer Services					$44,839,024
			Media - 0.6%
			Advertising - 0.1%
	7,370,265	6.75	Affinion Group, Inc., Tranche B Term Loan, 4/30/18					$6,667,017
			Broadcasting - 0.2%
	1,180,207	4.00	Entercom Radio llc, Term B-2 Loan, 11/23/18					$1,180,503
	1,909,639	4.25	Hubbard Radio LLC, Term Loan, 5/12/22					1,871,446
	6,840,709	4.00	Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20					6,807,114
								$9,859,063
			Cable & Satellite - 0.2%
	2,449,165	3.75	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19					$2,225,679
	3,724,800	3.25	MCC Iowa LLC, Tranche H Term Loan, 1/29/21					3,714,885
	2,466,118	6.75	MediArena Acquisition BV, Dollar Term B Loan (First Lien), 8/6/21					2,034,548
	2,743,404	3.60	Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22					2,684,536
	2,588,511	3.65	Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22					2,532,966
	1,668,085	3.65	Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22					1,632,291
								$14,824,905
			Movies & Entertainment - 0.1%
	1,492,481	5.00	CDS US Intermediate Holdings, Inc., Initial Term Loan (First Lien), 6/25/22					$1,458,900
	628,521	3.75	Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18					626,950
	4,816,306	3.75	WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20					4,773,412
								$6,859,262
			Total Media					$38,210,247
			Retailing - 0.3%
			Computer & Electronics Retail - 0.0%+
	112,875	5.47	Targus Group International, Inc., 1st Lien Term Loan, 12/31/19 (c)					$112,875
	338,623	5.47	Targus Group International, Inc., 1st Lien Term Loan B, 12/31/19 (c)					338,623
								$451,498
			Home Improvement Retail - 0.1%
	4,065,002	4.50	Apex Tool Group LLC, Term Loan, 2/1/20					$4,012,921
			Specialty Stores - 0.1%
	997,500	5.00	Pet Acquisition Merger LLC, Term Loan (First Lien), 1/15/23					$995,006
	5,451,762	4.25	PetSmart, Inc., Tranche B-1 Loan, 3/10/22					5,438,443
								$6,433,449
			Automotive Retail - 0.1%
	6,877,431	5.75	CWGS Group LLC, Term Loan, 2/20/20					$6,817,254
			Total Retailing					$17,715,122
			Food & Staples Retailing - 0.1%
			Food Distributors - 0.0%+
	1,306,312	4.75	AdvancePierre Foods, Inc., Effective Date Loan, 5/18/23					$1,306,638
	485,439	4.25	Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20					455,503
								$1,762,141
			Food Retail - 0.1%
	1,277,178	4.50	Albertsons LLC, 2016-1 Term B-4 Loan, 8/25/21					$1,277,578
	498,750	4.75	Albertsons LLC, 2016-1 Term B-5 Loan, 12/21/22					499,551
	1,828,148	4.75	Albertsons LLC, Term B-6 Loan, 6/1/23					1,828,291
								$3,605,420
			Total Food & Staples Retailing					$5,367,561
			Food, Beverage & Tobacco - 0.2%
			Packaged Foods & Meats - 0.2%
	6,630,716	4.50	Dole Food Co, Inc., Tranche B Term Loan, 10/25/18					$6,618,283
	1,270,943	4.00	JBS USA LLC, 2015 Incremental Term Loan, 9/18/22					1,269,752
	1,893,333	5.25	Keurig Green Mountain, Inc., Term B USD Loan, 2/10/23					1,898,460
	795,949	4.94	Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21					779,035
								$10,565,530
			Total Food, Beverage & Tobacco					$10,565,530
			Household & Personal Products - 0.0%+
			Household Products - 0.0%+
	865,121	4.01	SRAM LLC, Term Loan (First Lien), 4/10/20					$770,477
			Personal Products - 0.0%+
	1,781,907	4.00	Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19					$1,783,579
			Total Household & Personal Products					$2,554,056
			Health Care Equipment & Services - 1.0%
			Health Care Supplies - 0.2%
	8,448,445	5.00	Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20					$8,427,324
	1,632,663	4.25	Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22					1,616,336
								$10,043,660
			Health Care Services - 0.3%
	5,062,749	4.25	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19					$4,828,597
	1,110,434	6.50	Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21					1,110,434
	4,194,344	6.50	BioScrip, Inc., Initial Term B Loan, 7/31/20					4,026,570
	2,516,606	6.50	BioScrip, Inc., Term Loan, 7/31/20					2,415,942
	2,678,895	4.25	Envision Healthcare Corp., Initial Term Loan, 5/25/18					2,682,244
	2,984,962	6.00	HC Group Holdings III, Inc., Initial Term Loan (First Lien), 3/25/22					2,987,449
	383,644	7.75	inVentiv Health, Inc., Term B-3 Loan, 5/15/18					382,925
	1,281,907	4.25	National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21					1,275,498
								$19,709,659
			Health Care Facilities - 0.4%
	3,911,549	4.00	CHS, Incremental 2021 Term H Loan, 1/27/21					$3,818,650
	6,118,066	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18					6,111,691
	8,508,802	4.25	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21					8,296,082
	1,826,509	9.75	MMM Holdings, Inc., Term Loan, 10/9/17 (e)					1,251,159
	1,965,988	6.00	Select Medical Corp., Series E Tranche B Term Loan, 6/1/18					1,969,674
	2,188,125	6.75	Steward Health Care System LLC, Term Loan, 4/10/20					2,166,244
	3,690,750	6.25	Vizient, Inc., Initial Term Loan, 2/9/23					3,713,817
								$27,327,317
			Managed Health Care - 0.0%+
	1,327,863	9.75	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)					$909,586
			Health Care Technology - 0.1%
	2,948,626	3.75	Change Healthcare Holdings, Inc., Term B-2 Loan, 11/2/18					$2,951,392
	4,099,162	4.25	ConvaTec, Inc., Dollar Term Loan, 12/22/16					4,101,724
								$7,053,116
			Total Health Care Equipment & Services					$65,043,338
			Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
			Pharmaceuticals - 0.4%
	5,522,250	5.25	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21					$5,346,228
	2,410,800	4.25	DPx Holdings BV, 2015 Incremental Dollar Term Loan, 1/23/21					2,354,146
	2,481,288	3.75	Endo Luxembourg Finance I Co Sarl, 2015 Incremental Term B Loan, 6/24/22					2,447,391
	3,638,667	3.53	Prestige Brands, Inc., Term B-3 Loan, 9/3/21					3,643,972
	7,720,133	3.25	RPI Finance Trust, Term B-3 Term Loan, 11/9/18					7,724,958
	6,049,828	4.75	Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B Term Loan, 8/5/20					5,877,408
								$27,394,103
			Life Sciences Tools & Services - 0.1%
	3,523,375	5.75	Albany Molecular Research, Inc., Term Loan, 7/14/21					$3,492,545
			Total Pharmaceuticals, Biotechnology & Life Sciences					$30,886,648
			Banks - 0.0%+
			Thrifts & Mortgage Finance - 0.0%+
	1,274,384	5.50	Ocwen Financial Corp., Initial Term Loan, 1/15/18					$1,253,675
			Total Banks					$1,253,675
			Diversified Financials - 0.4%
			Other Diversified Financial Services - 0.2%
	2,758,991	3.50	AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18					$2,765,888
	1,261,000	5.00	Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19					1,182,188
	4,340,000	5.25	Neon Holding Co LLC, Initial Term Loan, 5/17/23					4,342,712
	5,340,260	5.00	Nord Anglia Education, Initial Term Loan, 3/31/21					5,320,234
								$13,611,022
			Specialized Finance - 0.2%
	6,935,321	4.25	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19					$6,933,879
	2,696,831	3.50	Trans Union LLC, 2016 Incremental Term B-2 Commitment, 4/9/21					2,676,605
								$9,610,484
			Total Diversified Financials					$23,221,506
			Insurance - 0.6%
			Insurance Brokers - 0.5%
	2,682,251	4.50	National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20					$2,661,463
	25,939,918	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19					25,722,671
								$28,384,134
			Multi-line Insurance - 0.0%+
	499,466	4.50	Alliant Holdings I LLC, Initial Term Loan, 7/28/22					$494,055
			Property & Casualty Insurance - 0.1%
	5,075,919	5.75	Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18					$5,023,043
	1,678,750	5.50	Hyperion Insurance Group, Ltd., Initial Term Loan, 3/26/22					1,590,616
								$6,613,659
			Total Insurance					$35,491,848
			Real Estate - 0.2%
			Specialized REIT - 0.1%
	9,293,065	5.00	Communications Sales & Leasing, Inc., Term Loan, 10/16/22					$9,205,943
			Real Estate Services - 0.1%
	3,817,482	4.50	Altisource Solutions Sarl, Term B Loan, 12/9/20					$3,263,947
			Total Real Estate					$12,469,890
			Software & Services - 0.6%
			IT Consulting & Other Services - 0.3%
	2,984,962	6.50	Sitel Worldwide Corp.,Term B-1 Loan (First Lien), 8/21/21					$2,977,500
	2,167,527	5.25	Cengage Learning, Inc., 2016 Refinancing Term Loan, 5/27/23					2,141,111
	11,559,631	5.75	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21					9,247,705
	1,236,538	4.50	PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21					1,224,172
	1,005,376	7.00	TaxAct, Inc., Initial Term Loan, 12/31/22					1,005,376
								$16,595,864
			Data Processing & Outsourced Services - 0.1%
	1,764,765	4.45	First Data Corp., 2021 Extended Dollar Term Loan, 3/24/21					$1,761,898
	3,000,000	4.20	First Data Corp., 2022 Dollar Term Loan, 7/10/22					2,976,249
								$4,738,147
			Application Software - 0.2%
	3,246,926	4.50	Epiq Systems, Inc., Term Loan, 8/27/20					$3,230,691
	5,119,302	8.50	Expert Global Solutions, Inc., 4/3/18					5,042,513
	2,755,809	6.25	STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22					2,711,027
	4,034,508	3.50	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19					4,034,508
								$15,018,739
			Systems Software - 0.0%+
	1,738,525	5.75	AVG Technologies N.V., Term Loan, 10/15/20					$1,739,612
			Home Entertainment Software - 0.0%+
	2,385,885	5.25	Micro Focus International, Term Loan B, 10/7/21					$2,388,271
			Total Software & Services					$40,480,633
			Technology Hardware & Equipment - 0.1%
			Electronic Equipment Manufacturers - 0.0%+
	1,429,261	4.00	Zebra Technologies Corp., Refinancing Term Loan, 12/27/21					$1,434,324
			Electronic Components - 0.1%
	5,209,063	5.75	Mirion Technologies Finance LLC, Initial Term Loan (First Lien), 1/26/22					$5,179,762
			Technology Distributors - 0.0%+
	1,000,000	5.00	Deltek, Inc., Term Loan (First Lien), 12/31/22					$998,958
			Total Technology Hardware & Equipment					$7,613,044
			Semiconductors & Semiconductor Equipment - 0.1%
			Semiconductor Equipment - 0.0%+
	1,965,125	2.88	Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21					$1,967,090
	1,235,712	4.25	VAT Holding AG, Term Loan, 2/11/21					1,231,851
								$3,198,941
			Semiconductors - 0.1%
	714,641	5.25	Microsemi Corp., Closing Date Term B Loan, 12/17/22					$714,269
	3,175,000	5.25	ON Semiconductor Corp., Term Loan (First Lien), 3/31/23					3,197,111
								$3,911,380
			Total Semiconductors & Semiconductor Equipment					$7,110,321
			Telecommunication Services - 0.4%
			Cable & Satellite - 0.1%
	6,547,389	3.50	Telesat Canada, U.S. Term B Loan, 3/28/19					$6,522,837
			Integrated Telecommunication Services - 0.3%
	342,521	5.25	Securus Technologies Holdings, Inc., Incremental 2015 Term Loan (First Lien), 4/17/20					$326,594
	976,539	4.75	Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20					925,270
	17,041,760	3.65	Virgin Media Investment Holdings, Ltd., F Facility, 6/30/23					16,640,069
	47,656	3.25	West Corp., B-10 Term Loan (First Lien), 6/30/18					47,618
								$17,939,551
			Wireless Telecommunication Services - 0.0%+
	2,390,061	4.00	Syniverse Holdings, Inc., Initial Term Loan, 4/23/19					$1,804,496
	3,063,728	4.00	Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19					2,313,115
								$4,117,611
			Total Telecommunication Services					$28,579,999
			Utilities - 0.4%
			Electric Utilities - 0.2%
	5,094,065	5.63	APLP Holdings LP, Term Loan, 4/12/23					$5,103,617
	2,425,000	3.75	Texas Competitive Electric Holdings Co LLC, DIP Term Loan, 11/7/16					2,423,989
	2,083,097	5.50	TPF II Power, LLC, Term Loan, 10/2/21					2,078,327
								$9,605,933
			Independent Power Producers & Energy Traders - 0.2%
	7,808,687	3.50	Calpine Corp., Term Loan, 5/28/22					$7,735,481
	2,803,121	4.00	Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20					2,749,394
	3,495,366	5.25	NSG Holdings LLC, New Term Loan, 12/11/19					3,486,628
								$13,971,503
			Total Utilities					$23,577,436
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $654,363,014)					$646,227,680

			TEMPORARY CASH INVESTMENTS - 0.3%
			Repurchase Agreements - 0.3%
	6,775,000		$6,775,000 ScotiaBank, 0.42%, dated 6/30/16 plus accrued interest on 7/1/16
			collateralized by $6,910,581 Federal National Mortgage Association, 3.0-4.0%, 7/1/29-3/1/46					$6,775,000

	6,775,000		$6,775,000 RBC Capital Markets, Inc., 0.42%, dated 6/30/16 plus accrued interest on 7/1/16
			collateralized by the following:
			$878,040 Freddie Mac Giant, 3.5%, 1/1/46
			$1,916,951 Federal National Mortgage Association (ARM), 3.5% - 4.0%, 9/1/45 - 2/1/46
			$4,115,510 Federal National Mortgage Association, 3.5% - 4.5%, 7/1/41 - 6/1/46					6,775,000

	6,775,000		$6,775,000 TD Securities USA LLC, 0.35%, dated 6/30/16 plus accrued interest on 7/1/16
			collateralized by $6,910,620 U.S. Treasury Bond, 4.75%, 2/15/41					6,775,000
								$20,325,000
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $20,325,000)					$20,325,000

			PUT OPTIONS PURCHASED - 0.0%+
	Number of Contracts		Description	Counterparty	Strike Price		Expiration Date
MXN	209,523		Desarrolladora Homex SAB de CV (i)	Bank of New York Mellon Corp.	$ -	(k)	10/23/22	$-
MXN	209,523		Desarrolladora Homex SAB de CV (j)	Bank of New York Mellon Corp.	-	(k)	10/23/22	-
								$-
			TOTAL PUT OPTIONS PURCHASED
			(Cost $0)					$-

			TOTAL INVESTMENT IN SECURITIES - 99.9%
			(Cost $6,177,928,209) (a)					$6,230,464,624

			OTHER ASSETS & LIABILITIES - 0.1%					$5,012,360

			TOTAL NET ASSETS - 100.0%					$6,235,476,984

	+		Amount rounds to less than 0.1%.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Cat Bond)		Catastrophe or event-linked bond. At June 30, 2016, the value of these securities amounted to $81,744,417 or 1.3% of total net assets.

	REMICS		Real Estate Mortgage Investment Conduits.

	(Perpetual)		Security with no stated maturity date.

	(PIK)		Represents a pay in kind security.

	REIT		Real Estate Investment Trust.

	(TBA)		“To Be Announced” Securities.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2016, the value of these securities amounted to $2,057,894,725 or 33.0% of total net assets.

	*		Non-income producing security.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At June 30, 2016, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $6,177,928,209 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost					$240,965,128

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value					(188,428,713)

			Net unrealized appreciation					$52,536,415

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

	(c)		Security is valued using fair value methods (other than prices supplied by independent pricing services). See Notes To Financial Statements — Note 1A.

	(d)		Security issued with a zero coupon. Income is earned through accretion of discount.

	(e)		Security is in default.

	(f)		Consists of Revenue Bonds unless otherwise indicated.

	(g)		Structured reinsurance investment. At June 30, 2016, the value of these securities amounted to $148,967,365 or 2.4% of total net assets.

	(h)		Rate to be determined.

	(i)		Option does not become effective until underlying company’s outstanding common shares
			reach a market capitalization of MXN 12.5 Billion.

	(j)		Option does not become effective until underlying company’s outstanding common shares
			reach a market capitalization of MXN 15.5 Billion.

	(k)		Strike price is 1 Mexican Peso (MXN).

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

		ARS	Argentine Peso
		AUD	Australian Dollar
		BRL	Brazilian Real
		CNY	New Chinese Yuan
		EURO	Euro
		GBP	British Pound Sterling
		GHS	New Ghanian Cedis
		INR	Indian Rupee
		IDR	Indonesian Rupiah
		JPY	Japanese Yen
		MXN	Mexican Peso
		NOK	Norwegian Krone
		NZD	New Zealand Dollar
		RON	Romanian New Leu
		RUB	Russian Ruble

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation
60,870,000	Chicago Mercantile Exchange	Markit CDX North America High Yield Index	5.00%	B+	6/20/21	$ 671,944	$ 1,236,361

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7,000,000	J.P. Morgan Securities LLC	American Axle & Manufacturing Co.	5.00%	BB-	12/20/17	$ (280,000)	$ 710,662
10,480,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drill Inc.	1.00%	BBB+	12/20/19	$ (382,004)	$ (407,160)
2,795,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drill Inc.	1.00%	BBB+	12/20/19	$ (104,710)	$ (105,759)
						$ (766,714)	$ 197,743

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of June 30, 2016, in valuing the Fund's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$ -	104,746,924	-	$ 104,746,924
	Preferred Stocks
	Transportation
	Air Freight & Logistics	-	809,708	-	809,708
	Real Estate
	Diversified REIT	-	4,036,094	-	4,036,094
	All Other Preferred Stocks	27,440,330	-	-	27,440,330
	Convertible Preferred Stocks	43,517,474	-	-	43,517,474
	Common Stocks
	Capital Goods
	Construction & Engineering	-	825,613	-	825,613
	Industrial Machinery	-	-	1,858	1,858
	Transportation
	Air Freight & Logistics	-	374,045	-	374,045
	Consumer Services
	Education Services	-	2,176,488	-	2,176,488
	Retailing
	Computer & Electronics Retail	-	-	390,418	390,418
	Insurance
	Life & Health Insurance	-	-	2,880	2,880
	All Other Common Stocks	397,758	-	-	397,758
	Asset Backed Securities	-	280,194,823	-	280,194,823
	Collateralized Mortgage Obligations	-	629,050,730	-	629,050,730
	Corporate Bonds
	Capital Goods
	Industrial Machinery	-	1,071,900	3,051,100	4,123,000
	Diversified Financials
	Other Diversified Financial Services	-	72,127,380	10,886,949	83,014,329
	Insurance
	Reinsurance	-	73,781,802	156,929,980	230,711,782
	All Other Corporate Bonds	-	2,679,588,944	-	2,679,588,944
	U.S. Government Agency Obligations	-	977,855,185	-	977,855,185
	Foreign Government Bonds	-	395,386,344	-	395,386,344
	Municipal Bonds	-	99,267,217	-	99,267,217
	Senior Floating Rate Loan Interests
	Retailing
	Computer & Electronics Retail	-	-	451,498	451,498
	All Other Senior Floating rate Interests	-	645,776,182	-	645,776,182
	Repurchase Agreement	-	20,325,000	-	20,325,000
	Total	$ 71,355,562	$ 5,987,394,379	$ 171,714,683	$ 6,230,464,624

	Other Financial Instruments
	Net unrealized appreciation on swap contracts	$ -	$ 1,434,104	$ -	$ 1,434,104
	Net unrealized depreciation on futures contracts	(29,157,967)	-	-	(29,157,967)
	Net unrealized appreciation on forward foreign currency contracts	-	5,583,824	-	5,583,824
	Net unrealized depreciation on forward foreign currency contracts	-	(3,013,885)	-	(3,013,885)
	Total Other Financial Instruments	$ (29,157,967)	$ 4,004,043	$ -	$ (25,153,924)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
		Preferred Stocks	Common Stocks	Corporate Bonds	Senior Floating Rate Loan Interests	Total
	Balance as of 9/30/15	$ 142,500	$ 54,461	$ 195,033,079	$ -	$ 195,230,040
	Realized gain (loss)	-	-	(30,113)	-	(30,113)
	Change in unrealized appreciation (depreciation)1	-	(49,723)	(86,957,178)	5,303	(87,001,598)
	Purchases	-	390,418	124,364,387	446,195	125,201,000
	Sales	(142,500)	-	(61,542,146)	-	(61,684,646)
	Transfers in to Level 3*	-	-	-	-	-
	Transfers out of Level 3*	-	-	-	-	-
	Transfers in and out of Level 3 activity	-	-	-	-	-
	Balance as of 6/30/16	$ -	$ 395,156	$ 170,868,029	$ 451,498	$ 171,714,683

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended June 30, 2016, there were
	no transters between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 6/30/16	$ (13,400,385)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date August 26, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date August 26, 2016

* Print the name and title of each signing officer under his or her signature.